PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 62.8%
Aerospace & Defense 0.7%
General Dynamics Corp.	15,900	$3,314,673
Lockheed Martin Corp.	7,977	2,835,106
Raytheon Technologies Corp.	26,757	2,302,707
Vectrus, Inc.*	1,480	67,740
		8,520,226
Air Freight & Logistics 0.2%
Deutsche Post AG (Germany)	19,415	1,245,637
FedEx Corp.	4,700	1,215,608
Hub Group, Inc. (Class A Stock)*	900	75,816
Radiant Logistics, Inc.*	11,339	82,661
SG Holdings Co. Ltd. (Japan)	3,200	74,963
		2,694,685
Airlines 0.0%
Mesa Air Group, Inc.*	8,800	49,280
SkyWest, Inc.*	5,360	210,648
		259,928
Auto Components 0.2%
Adient PLC*	3,300	158,004
American Axle & Manufacturing Holdings, Inc.*	3,000	27,990
ARB Corp. Ltd. (Australia)	13,104	500,252
Bridgestone Corp. (Japan)	18,300	787,571
Cie Generale des Etablissements Michelin SCA (France)	4,112	674,336
Goodyear Tire & Rubber Co. (The)*	17,300	368,836
Hankook Tire & Technology Co. Ltd. (South Korea)*	2,233	74,306
KYB Corp. (Japan)	4,700	131,815
Tenneco, Inc. (Class A Stock)*	5,400	61,020
		2,784,130
Automobiles 1.3%
Astra International Tbk PT (Indonesia)	132,300	52,989
Bayerische Motoren Werke AG (Germany)	806	80,800
BYD Co. Ltd. (China) (Class H Stock)	24,500	831,926
Ford Motor Co.	47,200	980,344
Isuzu Motors Ltd. (Japan)	4,000	49,661
Kia Corp. (South Korea)*	11,671	801,954
Tesla, Inc.*	10,100	10,673,478

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Thor Industries, Inc.	8,300	$861,291
Toyota Motor Corp. (Japan)	8,270	151,807
Trigano SA (France)	2,871	558,699
Winnebago Industries, Inc.	2,800	209,776
Yamaha Motor Co. Ltd. (Japan)	2,000	48,053
		15,300,778
Banks 3.3%
Amalgamated Financial Corp.	1,100	18,447
Australia & New Zealand Banking Group Ltd. (Australia)	14,208	284,378
Banc of California, Inc.	4,900	96,138
Banco Santander Brasil SA (Brazil), UTS	16,800	90,192
Banco Santander Chile (Chile)	6,511,743	261,769
Bank Hapoalim BM (Israel)	6,620	68,162
Bank Leumi Le-Israel BM (Israel)	6,860	73,809
Bank of America Corp.	32,800	1,459,272
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,295,000	781,964
Bank of Montreal (Canada)	3,300	355,292
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,698	102,821
BNP Paribas SA (France)	5,676	392,590
Canadian Imperial Bank of Commerce (Canada)	8,600	1,002,466
Capstar Financial Holdings, Inc.	2,000	42,060
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	52,023
China Construction Bank Corp. (China) (Class H Stock)	1,362,000	943,236
Citigroup, Inc.	39,356	2,376,709
Civista Bancshares, Inc.	2,000	48,800
CNB Financial Corp.	4,076	108,014
ConnectOne Bancorp, Inc.	3,299	107,910
Customers Bancorp, Inc.*	5,060	330,772
DBS Group Holdings Ltd. (Singapore)	43,500	1,053,900
DGB Financial Group, Inc. (South Korea)*	29,547	233,198
DNB Bank ASA (Norway)	4,154	95,055
Eastern Bankshares, Inc.	7,100	143,207
Financial Institutions, Inc.	6,552	208,354
First Internet Bancorp	2,988	140,556
First Merchants Corp.	400	16,756
Flushing Financial Corp.	1,400	34,020
Glacier Bancorp, Inc.	500	28,350
Hana Financial Group, Inc. (South Korea)	21,901	772,934
Hancock Whitney Corp.	5,100	255,102
Hanmi Financial Corp.	1,800	42,624
Heartland Financial USA, Inc.	5,380	272,282
HomeStreet, Inc.	800	41,600
Hope Bancorp, Inc.	9,320	137,097

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Horizon Bancorp, Inc.	3,100	$64,635
Huaxia Bank Co. Ltd. (China) (Class A Stock)	188,800	166,222
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,549,000	882,163
Industrial Bank Co. Ltd. (China) (Class A Stock)	75,200	225,134
ING Groep NV (Netherlands)	19,652	274,690
Japan Post Bank Co. Ltd. (Japan)	13,200	120,960
JPMorgan Chase & Co.	26,924	4,263,415
KB Financial Group, Inc. (South Korea)	19,192	884,391
KBC Group NV (Belgium)	1,292	111,664
Lloyds Banking Group PLC (United Kingdom)	806,349	522,148
Metropolitan Bank Holding Corp.*	700	74,571
MidWestOne Financial Group, Inc.	4,283	138,641
Mitsubishi UFJ Financial Group, Inc. (Japan)	197,500	1,071,173
Mizuho Financial Group, Inc. (Japan)	9,500	120,813
Nordea Bank Abp (Finland)	28,269	345,373
OceanFirst Financial Corp.	4,200	93,240
OFG Bancorp (Puerto Rico)	13,187	350,247
Old National Bancorp	16,000	289,920
Old Second Bancorp, Inc.	2,718	34,220
Orrstown Financial Services, Inc.	1,087	27,392
Popular, Inc. (Puerto Rico)	4,200	344,568
Primis Financial Corp.	4,980	74,899
QCR Holdings, Inc.	4,373	244,888
RBB Bancorp	1,900	49,780
Regions Financial Corp.	56,900	1,240,420
Royal Bank of Canada (Canada)	7,000	742,915
S&T Bancorp, Inc.	1,700	53,584
Sberbank of Russia PJSC (Russia)	234,080	913,907
Signature Bank	3,600	1,164,492
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	61,307	852,025
Swedbank AB (Sweden) (Class A Stock)	39,915	802,952
Toronto-Dominion Bank (The) (Canada)	18,100	1,387,674
Towne Bank	1,400	44,226
U.S. Bancorp	23,000	1,291,910
United Overseas Bank Ltd. (Singapore)	5,900	117,747
Valley National Bancorp	13,860	190,575
Wells Fargo & Co.	119,020	5,710,580
WesBanco, Inc.	900	31,491
		37,791,504
Beverages 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	41,552	93,166
Carlsberg A/S (Denmark) (Class B Stock)	1,204	208,111

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	101,600	$6,015,736
Coca-Cola Consolidated, Inc.	30	18,576
National Beverage Corp.	660	29,918
PepsiCo, Inc.	32,300	5,610,833
		11,976,340
Biotechnology 1.1%
AbbVie, Inc.	27,005	3,656,477
Adagio Therapeutics, Inc.*	2,200	15,972
Alkermes PLC*	8,800	204,688
Amgen, Inc.	1,400	314,958
Arena Pharmaceuticals, Inc.*	300	27,882
Arrowhead Pharmaceuticals, Inc.*	5,500	364,650
Blueprint Medicines Corp.*	2,100	224,931
CareDx, Inc.*	500	22,740
Catalyst Pharmaceuticals, Inc.*	47,320	320,356
Cerevel Therapeutics Holdings, Inc.*	1,000	32,420
Daan Gene Co. Ltd. (China) (Class A Stock)	18,400	58,046
Denali Therapeutics, Inc.*	6,100	272,060
Eagle Pharmaceuticals, Inc.*	4,480	228,122
Emergent BioSolutions, Inc.*	4,464	194,050
Epizyme, Inc.*	9,000	22,500
Gilead Sciences, Inc.	23,189	1,683,753
Halozyme Therapeutics, Inc.*	2,300	92,483
ImmunityBio, Inc.*	2,500	15,200
Invitae Corp.*	2,000	30,540
Ironwood Pharmaceuticals, Inc.*	22,800	265,848
iTeos Therapeutics, Inc.*	2,000	93,120
Mirum Pharmaceuticals, Inc.*	2,500	39,875
Morphic Holding, Inc.*	500	23,690
Oncocyte Corp.*	8,700	18,879
OPKO Health, Inc.*	74,560	358,634
Organogenesis Holdings, Inc.*	18,800	173,712
PTC Therapeutics, Inc.*	3,580	142,591
Regeneron Pharmaceuticals, Inc.*	2,200	1,389,344
Tonix Pharmaceuticals Holding Corp.*	226,100	80,876
Vanda Pharmaceuticals, Inc.*	15,077	236,558
Veracyte, Inc.*	4,600	189,520
Vertex Pharmaceuticals, Inc.*	5,500	1,207,800
Vir Biotechnology, Inc.*	1,800	75,366
		12,077,641

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.5%
Carlisle Cos., Inc.	5,800	$1,439,096
Carrier Global Corp.	30,700	1,665,168
Cie de Saint-Gobain (France)	16,026	1,129,111
Geberit AG (Switzerland)	1,023	835,191
JELD-WEN Holding, Inc.*	11,000	289,960
Kingspan Group PLC (Ireland)	744	88,900
Resideo Technologies, Inc.*	3,700	96,311
UFP Industries, Inc.	4,777	439,532
Zhuzhou Kibing Group Co. Ltd. (China) (Class A Stock)	79,600	213,758
		6,197,027
Capital Markets 1.8%
3i Group PLC (United Kingdom)	42,983	841,658
Anima Holding SpA (Italy), 144A	73,166	372,612
Azimut Holding SpA (Italy)	20,068	562,558
BGC Partners, Inc. (Class A Stock)	22,800	106,020
Canaccord Genuity Group, Inc. (Canada)	10,000	119,214
China Everbright Ltd. (China)	50,000	59,817
Cohen & Steers, Inc.	600	55,506
Daiwa Securities Group, Inc. (Japan)	9,800	55,249
Donnelley Financial Solutions, Inc.*	3,100	146,134
Goldman Sachs Group, Inc. (The)	14,010	5,359,525
Houlihan Lokey, Inc.	2,500	258,800
Macquarie Group Ltd. (Australia)	3,935	586,959
Man Group PLC (United Kingdom)	48,457	148,847
Morgan Stanley	45,700	4,485,912
Northern Trust Corp.	9,400	1,124,334
Piper Sandler Cos.	1,100	196,361
Raymond James Financial, Inc.	17,750	1,782,100
State Street Corp.	32,900	3,059,700
Stifel Financial Corp.	3,700	260,554
StoneX Group, Inc.*	800	49,000
UBS Group AG (Switzerland)	67,901	1,216,277
Value Partners Group Ltd. (Hong Kong)	488,000	243,016
Virtus Investment Partners, Inc.	700	207,970
		21,298,123
Chemicals 1.5%
AdvanSix, Inc.	500	23,625
Cabot Corp.	5,600	314,720
CF Industries Holdings, Inc.	46,600	3,298,348
Chemours Co. (The)	6,300	211,428
China BlueChemical Ltd. (China) (Class H Stock)	330,000	91,798

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Covestro AG (Germany), 144A	11,901	$730,039
Dow, Inc.	57,300	3,250,056
DuPont de Nemours, Inc.	44,100	3,562,398
Ecovyst, Inc.	8,300	84,992
Formosa Plastics Corp. (Taiwan)	15,000	56,343
Hawkins, Inc.	1,304	51,443
Ingevity Corp.*	3,180	228,006
Kronos Worldwide, Inc.	6,400	96,064
Kumho Petrochemical Co. Ltd. (South Korea)*	4,121	568,975
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	442,800	255,807
LyondellBasell Industries NV (Class A Stock)	1,800	166,014
Minerals Technologies, Inc.	3,400	248,710
Mitsui Chemicals, Inc. (Japan)	6,400	172,403
Nutrien Ltd. (Canada)	2,900	217,979
Orion Engineered Carbons SA (Germany)*	11,860	217,750
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,260	59,301
Sasol Ltd. (South Africa)*	3,020	49,259
Sumitomo Chemical Co. Ltd. (Japan)	55,000	259,313
Tosoh Corp. (Japan)	3,000	44,610
Westlake Chemical Corp.	28,100	2,729,353
		16,988,734
Commercial Services & Supplies 0.1%
ABM Industries, Inc.	6,200	253,270
BrightView Holdings, Inc.*	4,900	68,992
Clean Harbors, Inc.*	8,000	798,160
HNI Corp.	2,700	113,535
Interface, Inc.	1,000	15,950
		1,249,907
Communications Equipment 0.2%
Cisco Systems, Inc.	27,337	1,732,345
Digi International, Inc.*	700	17,199
NetScout Systems, Inc.*	4,659	154,120
Nokia OYJ (Finland)*	27,816	175,346
Ribbon Communications, Inc.*	2,600	15,730
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	14,927	163,750
Ubiquiti, Inc.	1,100	337,370
Viavi Solutions, Inc.*	7,400	130,388
		2,726,248

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.1%
Comfort Systems USA, Inc.	1,000	$98,940
EMCOR Group, Inc.	3,650	464,974
Koninklijke BAM Groep NV (Netherlands)*	25,402	77,733
MYR Group, Inc.*	300	33,165
		674,812
Construction Materials 0.2%
Buzzi Unicem SpA (Italy)	31,082	668,266
Eagle Materials, Inc.	1,200	199,752
Martin Marietta Materials, Inc.	2,200	969,144
Vicat SA (France)	1,398	57,339
		1,894,501
Consumer Finance 0.5%
Capital One Financial Corp.	24,200	3,511,178
Enova International, Inc.*	1,000	40,960
LendingClub Corp.*	8,600	207,948
Navient Corp.	3,400	72,148
OneMain Holdings, Inc.	22,500	1,125,900
Oportun Financial Corp.*	700	14,175
PROG Holdings, Inc.*	6,000	270,660
		5,242,969
Containers & Packaging 0.0%
Greif, Inc. (Class A Stock)	4,180	252,347
Smurfit Kappa Group PLC (Ireland)	1,219	67,203
		319,550
Distributors 0.3%
D’ieteren Group (Belgium)	1,155	225,953
Genuine Parts Co.	7,300	1,023,460
LKQ Corp.	34,100	2,047,023
		3,296,436
Diversified Consumer Services 0.1%
Laureate Education, Inc. (Class A Stock)	17,000	208,080
MegaStudyEdu Co. Ltd. (South Korea)	5,920	409,698
		617,778

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	14,974	$4,477,226
Cannae Holdings, Inc.*	6,680	234,802
FirstRand Ltd. (South Africa)	45,550	173,586
Haci Omer Sabanci Holding A/S (Turkey)	179,389	179,758
Investor AB (Sweden) (Class B Stock)	25,389	638,340
		5,703,712
Diversified Telecommunication Services 0.8%
AT&T, Inc.	88,156	2,168,638
ATN International, Inc.	1,180	47,141
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	111,805	184,810
Chunghwa Telecom Co. Ltd. (Taiwan)	45,000	189,427
Deutsche Telekom AG (Germany)	6,031	111,663
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	9,408	81,214
Koninklijke KPN NV (Netherlands)	18,060	56,137
Liberty Latin America Ltd. (Chile) (Class A Stock)*	4,400	51,304
Liberty Latin America Ltd. (Chile) (Class C Stock)*	14,400	164,160
Nippon Telegraph & Telephone Corp. (Japan)	18,500	506,777
Saudi Telecom Co. (Saudi Arabia)	3,102	92,784
Swisscom AG (Switzerland)	129	72,766
Telefonica Deutschland Holding AG (Germany)	19,820	55,065
Telefonica SA (Spain)	26,450	115,780
Telkom Indonesia Persero Tbk PT (Indonesia)	2,665,800	756,577
Verizon Communications, Inc.	87,440	4,543,383
		9,197,626
Electric Utilities 0.6%
ALLETE, Inc.	400	26,540
CESC Ltd. (India)	152,880	180,556
Endesa SA (Spain)	12,294	282,480
Enerjisa Enerji A/S (Turkey), 144A	327,089	319,344
Exelon Corp.	57,888	3,343,611
Inter RAO UES PJSC (Russia)	4,433,000	252,614
OGE Energy Corp.	4,600	176,548
Otter Tail Corp.	4,280	305,678
Portland General Electric Co.	2,200	116,424
Power Grid Corp. of India Ltd. (India)	300,034	825,281
PPL Corp.	11,100	333,666
Southern Co. (The)	11,200	768,096
SSE PLC (United Kingdom)	4,940	110,162
		7,041,000

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.7%
Acuity Brands, Inc.	1,980	$419,206
AMETEK, Inc.	10,100	1,485,104
Atkore, Inc.*	4,060	451,431
AZZ, Inc.	1,900	105,051
Emerson Electric Co.	37,500	3,486,375
Encore Wire Corp.	1,580	226,098
EnerSys	1,700	134,402
Nitto Kogyo Corp. (Japan)	5,700	78,745
nVent Electric PLC	10,900	414,200
Regal Rexnord Corp.	7,100	1,208,278
WEG SA (Brazil)	41,100	242,890
		8,251,780
Electronic Equipment, Instruments & Components 0.6%
ALSO Holding AG (Switzerland)*	335	110,491
CDW Corp.	9,100	1,863,498
Comet Holding AG (Switzerland)	273	100,556
ePlus, Inc.*	2,560	137,933
Esprinet SpA (Italy)	6,479	94,898
Keyence Corp. (Japan)	400	251,115
Kimball Electronics, Inc.*	700	15,232
LG Innotek Co. Ltd. (South Korea)*	336	102,998
Nan Ya Printed Circuit Board Corp. (Taiwan)	3,000	62,213
PC Connection, Inc.	500	21,565
Redington India Ltd. (India)	164,048	320,849
Samsung Electro-Mechanics Co. Ltd. (South Korea)*	321	53,297
Sanmina Corp.*	6,980	289,391
ScanSource, Inc.*	7,080	248,367
Sensirion Holding AG (Switzerland), 144A*	3,408	497,862
Shimadzu Corp. (Japan)	1,300	54,813
TD SYNNEX Corp.	6,200	709,032
Unimicron Technology Corp. (Taiwan)	7,000	58,644
Vishay Intertechnology, Inc.	5,700	124,659
Vontier Corp.	5,100	156,723
Zebra Technologies Corp. (Class A Stock)*	2,800	1,666,560
		6,940,696
Energy Equipment & Services 0.2%
ChampionX Corp.*	13,500	272,835
Halliburton Co.	54,300	1,241,841
Newpark Resources, Inc.*	28,600	84,084
Oceaneering International, Inc.*	15,040	170,102
ProPetro Holding Corp.*	1,600	12,960

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
RPC, Inc.*	13,800	$62,652
Select Energy Services, Inc. (Class A Stock)*	3,500	21,805
TETRA Technologies, Inc.*	15,000	42,600
		1,908,879
Entertainment 1.0%
Activision Blizzard, Inc.	55,080	3,664,472
AMC Entertainment Holdings, Inc. (Class A Stock)*	3,800	103,360
Cinemark Holdings, Inc.*	2,300	37,076
Electronic Arts, Inc.	2,160	284,904
GOLFZON Co. Ltd. (South Korea)*	1,767	259,843
GungHo Online Entertainment, Inc. (Japan)*	12,000	269,541
Lions Gate Entertainment Corp. (Class A Stock)*	3,600	59,904
Lions Gate Entertainment Corp. (Class B Stock)*	5,800	89,262
Netflix, Inc.*	10,100	6,084,644
Playtika Holding Corp.*	22,000	380,380
Walt Disney Co. (The)*	3,700	573,093
		11,806,479
Equity Real Estate Investment Trusts (REITs) 1.3%
Acadia Realty Trust	700	15,281
American Assets Trust, Inc.	900	33,777
Apple Hospitality REIT, Inc.	19,400	313,310
Artis Real Estate Investment Trust (Canada)	19,400	183,119
Charter Hall Group (Australia)	20,799	311,116
Corporate Office Properties Trust	3,500	97,895
Dexus (Australia)	77,688	630,641
DiamondRock Hospitality Co.*	29,700	285,417
Diversified Healthcare Trust	45,600	140,904
Extra Space Storage, Inc.	5,700	1,292,361
Franklin Street Properties Corp.	16,521	98,300
Global Net Lease, Inc.	1,600	24,448
Goodman Group (Australia)	30,591	590,235
Hersha Hospitality Trust*	6,700	61,439
Kite Realty Group Trust	15,000	326,700
Lamar Advertising Co. (Class A Stock)	1,900	230,470
Link REIT (Hong Kong)	17,400	153,124
Outfront Media, Inc.	8,900	238,698
Pebblebrook Hotel Trust	2,540	56,820
Piedmont Office Realty Trust, Inc. (Class A Stock)	16,160	297,021
PotlatchDeltic Corp.	1,800	108,396
Prologis, Inc.	23,800	4,006,968
PS Business Parks, Inc.	200	36,834

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	1,800	$674,208
RLJ Lodging Trust	7,000	97,510
Ryman Hospitality Properties, Inc.*	2,000	183,920
Sabra Health Care REIT, Inc.	13,720	185,769
Safestore Holdings PLC (United Kingdom)	14,913	284,463
SBA Communications Corp.	8,500	3,306,670
Service Properties Trust	24,200	212,718
Weyerhaeuser Co.	15,760	648,997
Whitestone REIT	11,800	119,534
		15,247,063
Food & Staples Retailing 0.6%
Alimentation Couche-Tard, Inc. (Canada)	20,600	863,117
BJ’s Wholesale Club Holdings, Inc.*	1,560	104,473
Carrefour SA (France)	3,000	54,991
Chefs’ Warehouse, Inc. (The)*	500	16,650
Koninklijke Ahold Delhaize NV (Netherlands)	28,613	980,678
Kroger Co. (The)	16,400	742,264
Loblaw Cos. Ltd. (Canada)	1,900	155,671
North West Co., Inc. (The) (Canada)	2,600	70,378
Performance Food Group Co.*	400	18,356
Tesco PLC (United Kingdom)	125,879	494,118
Walgreens Boots Alliance, Inc.	4,200	219,072
Walmart, Inc.	19,949	2,886,421
		6,606,189
Food Products 0.9%
Archer-Daniels-Midland Co.	22,900	1,547,811
First Pacific Co. Ltd. (Indonesia)	836,000	307,881
Indofood Sukses Makmur Tbk PT (Indonesia)	758,400	337,073
JBS SA	111,000	756,631
Kraft Heinz Co. (The)	43,900	1,576,010
La Doria SpA (Italy)	13,485	253,005
Mondelez International, Inc. (Class A Stock)	4,500	298,395
Nestle SA (Switzerland)	7,993	1,118,662
Sanderson Farms, Inc.	1,800	343,944
Simply Good Foods Co. (The)*	1,800	74,826
Tyson Foods, Inc. (Class A Stock)	38,500	3,355,660
Wilmar International Ltd. (China)	209,500	645,759
		10,615,657

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.0%
Beijing Enterprises Holdings Ltd. (China)	46,000	$158,815
ONE Gas, Inc.	1,580	122,592
		281,407
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	23,220	3,267,983
Align Technology, Inc.*	1,600	1,051,488
AngioDynamics, Inc.*	540	14,893
Apyx Medical Corp.*	1,200	15,384
Becton, Dickinson & Co.	14,400	3,621,312
Bioventus, Inc. (Class A Stock)*	2,400	34,776
Boston Scientific Corp.*	70,700	3,003,336
CONMED Corp.	200	28,352
DENTSPLY SIRONA, Inc.	22,700	1,266,433
Edwards Lifesciences Corp.*	7,200	932,760
Haemonetics Corp.*	900	47,736
Hoya Corp. (Japan)	2,000	296,689
Inogen, Inc.*	600	20,400
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	22,111	200,875
Integer Holdings Corp.*	3,400	291,006
Intuitive Surgical, Inc.*	900	323,370
Lantheus Holdings, Inc.*	11,600	335,124
LeMaitre Vascular, Inc.	500	25,115
Medtronic PLC	41,500	4,293,175
Merit Medical Systems, Inc.*	4,200	261,660
Natus Medical, Inc.*	4,860	115,328
Neogen Corp.*	900	40,869
Olympus Corp. (Japan)	6,300	145,278
Ortho Clinical Diagnostics Holdings PLC*	11,300	241,707
Shockwave Medical, Inc.*	1,200	213,996
STAAR Surgical Co.*	1,100	100,430
		20,189,475
Health Care Providers & Services 1.6%
AMN Healthcare Services, Inc.*	2,000	244,660
Anthem, Inc.	6,800	3,152,072
Aveanna Healthcare Holdings, Inc.*	10,400	76,960
Cigna Corp.	5,200	1,194,076
Community Health Systems, Inc.*	7,800	103,818
CorVel Corp.*	1,000	208,000
CVS Health Corp.	24,700	2,548,052
Ensign Group, Inc. (The)	2,280	191,429
Fresenius SE & Co. KGaA (Germany)	16,942	681,459

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
HCA Healthcare, Inc.	11,100	$2,851,812
Laboratory Corp. of America Holdings*	800	251,368
Medipal Holdings Corp. (Japan)	28,000	525,190
National HealthCare Corp.	200	13,588
Select Medical Holdings Corp.	10,134	297,940
Sonic Healthcare Ltd. (Australia)	24,705	839,232
Tenet Healthcare Corp.*	1,700	138,873
UnitedHealth Group, Inc.	10,960	5,503,454
		18,821,983
Health Care Technology 0.1%
Computer Programs & Systems, Inc.*	4,100	120,130
HealthStream, Inc.*	1,000	26,360
Inspire Medical Systems, Inc.*	150	34,509
Multiplan Corp.*	30,500	135,115
NextGen Healthcare, Inc.*	14,875	264,626
Omnicell, Inc.*	1,643	296,463
		877,203
Hotels, Restaurants & Leisure 1.5%
888 Holdings PLC (United Kingdom)	41,870	170,923
Accel Entertainment, Inc.*	1,300	16,926
Biglari Holdings, Inc. (Class B Stock)*	270	38,494
Bloomin’ Brands, Inc.*	2,200	46,156
Booking Holdings, Inc.*	1,400	3,358,922
Brinker International, Inc.*	400	14,636
Century Casinos, Inc.*	10,400	126,672
Del Taco Restaurants, Inc.	20,360	253,482
Evolution AB (Sweden), 144A	1,981	280,808
Hilton Grand Vacations, Inc.*	600	31,266
Jack in the Box, Inc.	1,000	87,480
Marriott International, Inc. (Class A Stock)*	6,200	1,024,488
McDonald’s Corp.	20,920	5,608,025
McDonald’s Holdings Co. Japan Ltd. (Japan)	11,800	522,344
ONE Group Hospitality, Inc. (The)*	2,200	27,742
Planet Fitness, Inc. (Class A Stock)*	11,700	1,059,786
RCI Hospitality Holdings, Inc.	3,587	279,356
Red Rock Resorts, Inc. (Class A Stock)	6,000	330,060
SeaWorld Entertainment, Inc.*	1,300	84,318
Starbucks Corp.	22,200	2,596,734

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	2,400	$214,272
Yum! Brands, Inc.	6,800	944,248
		17,117,138
Household Durables 0.2%
Beazer Homes USA, Inc.*	600	13,932
Cavco Industries, Inc.*	150	47,647
Ecovacs Robotics Co. Ltd. (China) (Class A Stock)	8,300	196,858
Iida Group Holdings Co. Ltd. (Japan)	2,400	55,899
Lennar Corp. (Class A Stock)	3,800	441,408
M/I Homes, Inc.*	1,900	118,142
Meritage Homes Corp.*	880	107,413
Skyline Champion Corp.*	5,300	418,594
Sony Group Corp. (Japan)	4,150	522,542
Tri Pointe Homes, Inc.*	10,800	301,212
		2,223,647
Household Products 0.3%
Procter & Gamble Co. (The)	22,079	3,611,683
Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	119,580	2,905,794
Clearway Energy, Inc. (Class C Stock)	500	18,015
NTPC Ltd. (India)	36,880	61,851
		2,985,660
Industrial Conglomerates 0.6%
CITIC Ltd. (China)	774,000	763,907
Honeywell International, Inc.	21,600	4,503,816
Industries Qatar QSC (Qatar)	171,026	726,794
KOC Holding A/S (Turkey)	22,840	49,048
Toshiba Corp. (Japan)	18,800	772,596
		6,816,161
Insurance 1.4%
Allianz SE (Germany)	5,220	1,231,098
American Equity Investment Life Holding Co.	1,900	73,948
Arch Capital Group Ltd.*	9,600	426,720
Argo Group International Holdings Ltd.	1,800	104,598
Chubb Ltd.	15,200	2,938,312
Dai-ichi Life Holdings, Inc. (Japan)	43,700	883,083

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Employers Holdings, Inc.	800	$33,104
Enstar Group Ltd.*	1,200	297,108
Fairfax Financial Holdings Ltd. (Canada)	600	295,145
Fubon Financial Holding Co. Ltd. (Taiwan)	398,762	1,104,026
Hartford Financial Services Group, Inc. (The)	20,600	1,422,224
Japan Post Holdings Co. Ltd. (Japan)	107,700	840,092
Korean Reinsurance Co. (South Korea)*	6,965	54,168
Manulife Financial Corp. (Canada)	10,000	190,600
Medibank Private Ltd. (Australia)	22,500	54,792
MetLife, Inc.	54,756	3,421,703
Old Republic International Corp.	21,480	527,978
Phoenix Holdings Ltd. (The) (Israel)	43,011	555,275
Reinsurance Group of America, Inc.	14,300	1,565,707
Selective Insurance Group, Inc.	576	47,197
Stewart Information Services Corp.	1,900	151,487
Unipol Gruppo SpA (Italy)	53,148	288,731
		16,507,096
Interactive Media & Services 3.3%
Alphabet, Inc. (Class A Stock)*	4,705	13,630,573
Alphabet, Inc. (Class C Stock)*	4,387	12,694,179
Eventbrite, Inc. (Class A Stock)*	1,700	29,648
Meta Platforms, Inc. (Class A Stock)*	29,794	10,021,212
QuinStreet, Inc.*	4,580	83,310
Tencent Holdings Ltd. (China)	16,600	964,761
Ziff Davis, Inc.*	180	19,955
		37,443,638
Internet & Direct Marketing Retail 1.8%
Alibaba Group Holding Ltd. (China)*	34,800	522,318
Amazon.com, Inc.*	5,017	16,728,384
Duluth Holdings, Inc. (Class B Stock)*	2,800	42,504
eBay, Inc.	42,000	2,793,000
Liquidity Services, Inc.*	4,400	97,152
momo.com, Inc. (Taiwan)	3,000	176,374
Revolve Group, Inc.*	1,600	89,664
Shutterstock, Inc.	2,300	255,024
		20,704,420
IT Services 2.6%
Accenture PLC (Class A Stock)	12,830	5,318,677
Amdocs Ltd.	2,260	169,138

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Automatic Data Processing, Inc.	9,800	$2,416,484
Capgemini SE (France)	3,225	790,988
Cognizant Technology Solutions Corp. (Class A Stock)	4,520	401,015
Computacenter PLC (United Kingdom)	1,740	68,646
Conduent, Inc.*	32,200	171,948
CSG Systems International, Inc.	700	40,334
EPAM Systems, Inc.*	2,980	1,991,981
Evo Payments, Inc. (Class A Stock)*	6,900	176,640
ExlService Holdings, Inc.*	2,300	332,971
Fidelity National Information Services, Inc.	10,600	1,156,990
Fujitsu Ltd. (Japan)	5,830	996,310
Gartner, Inc.*	7,300	2,440,536
Grid Dynamics Holdings, Inc.*	700	26,579
Hackett Group, Inc. (The)	6,580	135,087
International Business Machines Corp.	21,494	2,872,888
International Money Express, Inc.*	2,300	36,708
Mastercard, Inc. (Class A Stock)	9,400	3,377,608
NTT Data Corp. (Japan)	2,600	55,789
PayPal Holdings, Inc.*	1,500	282,870
Tech Mahindra Ltd. (India)	41,888	1,008,559
Transcosmos, Inc. (Japan)	4,400	125,711
TTEC Holdings, Inc.	2,500	226,375
Unisys Corp.*	800	16,456
Visa, Inc. (Class A Stock)	25,455	5,516,353
Wipro Ltd. (India)	6,351	61,237
		30,214,878
Leisure Products 0.1%
Johnson Outdoors, Inc. (Class A Stock)	1,100	103,059
MasterCraft Boat Holdings, Inc.*	1,959	55,498
Shimano, Inc. (Japan)	3,500	931,662
Smith & Wesson Brands, Inc.	4,400	78,320
		1,168,539
Life Sciences Tools & Services 1.0%
Danaher Corp.	6,660	2,191,206
Eurofins Scientific SE (Luxembourg)	7,369	912,983
IQVIA Holdings, Inc.*	13,300	3,752,462
Medpace Holdings, Inc.*	2,080	452,691
Thermo Fisher Scientific, Inc.	5,633	3,758,563
Waters Corp.*	500	186,300
		11,254,205

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 1.3%
Alamo Group, Inc.	200	$29,436
Altra Industrial Motion Corp.	5,560	286,729
Atlas Copco AB (Sweden) (Class B Stock)	2,056	120,602
Caterpillar, Inc.	13,100	2,708,294
CNH Industrial NV (United Kingdom)	47,312	921,559
Cummins, Inc.	13,100	2,857,634
Deere & Co.	7,400	2,537,386
Hillenbrand, Inc.	6,700	348,333
Komatsu Ltd. (Japan)	11,800	276,144
Meritor, Inc.*	7,900	195,762
MISUMI Group, Inc. (Japan)	6,500	266,985
Mueller Industries, Inc.	6,300	373,968
NN, Inc.*	3,800	15,580
Nordson Corp.	700	178,689
Otis Worldwide Corp.	11,800	1,027,426
Parker-Hannifin Corp.	5,200	1,654,224
REV Group, Inc.	16,100	227,815
SFS Group AG (Switzerland)	740	102,186
Shyft Group, Inc. (The)	400	19,652
SMC Corp. (Japan)	300	202,128
Standex International Corp.	300	33,198
Terex Corp.	2,100	92,295
Titan International, Inc.*	1,800	19,728
Watts Water Technologies, Inc. (Class A Stock)	500	97,085
Wuxi Shangji Automation Co. Ltd. (China) (Class A Stock)	6,300	165,093
		14,757,931
Marine 0.2%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	328	1,176,722
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)*	178,950	347,945
Costamare, Inc. (Monaco)	14,040	177,606
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	49,000	253,587
Kuehne + Nagel International AG (Switzerland)	2,249	725,728
Matson, Inc.	200	18,006
Nippon Yusen KK (Japan)	1,200	91,377
SITC International Holdings Co. Ltd. (China)	15,000	54,289
		2,845,260
Media 0.7%
Advantage Solutions, Inc.*	1,900	15,238
AMC Networks, Inc. (Class A Stock)*	800	27,552
Cogeco Communications, Inc. (Canada)	1,800	143,337
Comcast Corp. (Class A Stock)	85,593	4,307,896

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Corus Entertainment, Inc. (Canada) (Class B Stock)	82,300	$309,694
Digital Holdings, Inc. (Japan)*	19,000	217,035
Gray Television, Inc.	13,160	265,306
ITV PLC (United Kingdom)*	174,152	255,673
Metropole Television SA (France)	4,200	82,162
MFE-MediaForEurope NV (Italy) (Class A Stock)*	154,380	157,395
MFE-MediaForEurope NV (Italy) (Class B Stock)	249,555	353,779
Publicis Groupe SA (France)	1,008	67,876
Scholastic Corp.	500	19,980
TechTarget, Inc.*	1,400	133,924
TEGNA, Inc.	16,200	300,672
Television Francaise 1 (France)	60,475	601,363
ViacomCBS, Inc. (Class B Stock)	13,800	416,484
WPP PLC (United Kingdom)	59,523	900,480
		8,575,846
Metals & Mining 0.9%
ArcelorMittal SA (Luxembourg)	26,740	855,665
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	196,600	221,378
BHP Group Ltd. (Australia)	15,420	466,171
BlueScope Steel Ltd. (Australia)	3,220	49,042
China Hongqiao Group Ltd. (China)	313,000	331,443
Commercial Metals Co.	2,200	79,838
Fortescue Metals Group Ltd. (Australia)	8,548	119,712
Freeport-McMoRan, Inc.	22,100	922,233
Impala Platinum Holdings Ltd. (South Africa)	52,724	745,145
JSW Steel Ltd. (India)	6,342	56,092
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	166,500	116,231
MMC Norilsk Nickel PJSC (Russia)	324	98,400
Novolipetsk Steel PJSC (Russia)	93,210	270,333
Polyus PJSC (Russia)	608	105,956
POSCO (South Korea)	3,185	727,665
Reliance Steel & Aluminum Co.	7,800	1,265,316
Rio Tinto Ltd. (Australia)	1,960	143,130
Rio Tinto PLC (Australia)	6,920	459,010
Schnitzer Steel Industries, Inc. (Class A Stock)	2,200	114,224
Severstal PAO (Russia)	5,207	111,340
Sibanye Stillwater Ltd. (South Africa)	240,908	744,104
Steel Dynamics, Inc.	14,000	868,980
Tata Steel Ltd. (India)	51,026	765,405
TimkenSteel Corp.*	12,300	202,950

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Warrior Met Coal, Inc.	3,900	$100,269
West African Resources Ltd. (Australia)*	217,055	208,766
		10,148,798
Mortgage Real Estate Investment Trusts (REITs) 0.1%
BrightSpire Capital, Inc.	8,700	89,262
Ellington Financial, Inc.	7,300	124,757
Granite Point Mortgage Trust, Inc.	1,700	19,907
Great Ajax Corp.	6,200	81,592
Ladder Capital Corp.	11,200	134,288
MFA Financial, Inc.	25,300	115,368
Ready Capital Corp.	2,600	40,638
TPG RE Finance Trust, Inc.	9,620	118,518
		724,330
Multiline Retail 0.1%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	400	57,375
Europris ASA (Norway), 144A	19,639	157,289
Franchise Group, Inc.	2,900	151,264
Next PLC (United Kingdom)	675	74,305
Target Corp.	3,620	837,813
		1,278,046
Multi-Utilities 0.2%
E.ON SE (Germany)	67,781	941,259
MDU Resources Group, Inc.	29,160	899,294
Sempra Energy	6,700	886,276
		2,726,829
Oil, Gas & Consumable Fuels 2.2%
Antero Resources Corp.*	11,800	206,500
APA Corp.	6,400	172,096
California Resources Corp.	2,600	111,046
Canadian Natural Resources Ltd. (Canada)	29,600	1,250,737
Cheniere Energy, Inc.	14,300	1,450,306
Chevron Corp.	36,100	4,236,335
China Petroleum & Chemical Corp. (China) (Class H Stock)	140,000	65,194
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	341,000	800,305
Comstock Resources, Inc.*	27,700	224,093
ConocoPhillips	15,200	1,097,136
EOG Resources, Inc.	38,100	3,384,423

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Equinor ASA (Norway)	5,088	$134,975
Exxon Mobil Corp.	106,000	6,486,140
Falcon Minerals Corp.	7,400	36,038
Indian Oil Corp. Ltd. (India)	38,200	57,278
Kosmos Energy Ltd. (Ghana)*	54,200	187,532
LUKOIL PJSC (Russia)	9,529	837,869
Matador Resources Co.	8,900	328,588
Occidental Petroleum Corp.	7,500	217,425
Oil & Natural Gas Corp. Ltd. (India)	379,518	727,822
OMV AG (Austria)	13,861	788,250
Ovintiv, Inc.	1,700	57,290
PDC Energy, Inc.	4,700	229,266
PetroChina Co. Ltd. (China) (Class H Stock)	884,000	393,126
Petroleo Brasileiro SA (Brazil)	19,400	106,711
Repsol SA (Spain)	4,371	51,930
Rosneft Oil Co. PJSC (Russia)	31,520	249,916
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	21,053	462,152
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	116,700	223,573
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	31,500	55,972
SM Energy Co.	5,500	162,140
World Fuel Services Corp.	8,649	228,939
		25,021,103
Paper & Forest Products 0.1%
Canfor Corp. (Canada)*	8,300	210,363
Interfor Corp. (Canada)	21,300	682,132
		892,495
Personal Products 0.3%
Bajaj Consumer Care Ltd. (India)	189,985	507,308
BellRing Brands, Inc. (Class A Stock)*	8,700	248,211
Chlitina Holding Ltd. (China)	79,000	648,168
Inter Parfums, Inc.	1,000	106,900
Medifast, Inc.	1,420	297,391
Nu Skin Enterprises, Inc. (Class A Stock)	400	20,300
Unilever PLC (United Kingdom)	19,361	1,035,996
YA-MAN Ltd. (Japan)	6,300	52,564
		2,916,838
Pharmaceuticals 2.9%
Amneal Pharmaceuticals, Inc.*	5,460	26,153

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Amphastar Pharmaceuticals, Inc.*	1,400	$32,606
Bristol-Myers Squibb Co.	66,720	4,159,992
China Medical System Holdings Ltd. (China)	263,000	439,412
Chugai Pharmaceutical Co. Ltd. (Japan)	22,800	740,812
CSPC Pharmaceutical Group Ltd. (China)	456,800	496,528
GlaxoSmithKline PLC (United Kingdom)	25,595	555,792
Ipsen SA (France)	6,890	631,022
Johnson & Johnson	46,369	7,932,345
Merck & Co., Inc.	53,400	4,092,576
Merck KGaA (Germany)	4,544	1,173,252
Novartis AG (Switzerland)	2,879	252,866
Novo Nordisk A/S (Denmark) (Class B Stock)	8,923	1,004,660
Otsuka Holdings Co. Ltd. (Japan)	18,880	683,780
Pfizer, Inc.	101,600	5,999,480
Prestige Consumer Healthcare, Inc.*	6,660	403,929
Roche Holding AG (Switzerland)	4,399	1,828,258
Sanofi (France)	12,718	1,280,605
Shionogi & Co. Ltd. (Japan)	1,400	99,065
Sino Biopharmaceutical Ltd. (Hong Kong)	75,000	52,534
Sun Pharmaceutical Industries Ltd. (India)	6,660	75,798
Zoetis, Inc.	6,300	1,537,389
		33,498,854
Professional Services 0.4%
ASGN, Inc.*	2,980	367,732
Insperity, Inc.	300	35,433
Kforce, Inc.	2,080	156,458
Korn Ferry	4,000	302,920
ManpowerGroup, Inc.	7,000	681,310
Randstad NV (Netherlands)	10,623	727,799
Recruit Holdings Co. Ltd. (Japan)	15,100	917,189
Thomson Reuters Corp. (Canada)	6,100	729,473
TriNet Group, Inc.*	3,000	285,780
Wolters Kluwer NV (Netherlands)	520	61,242
		4,265,336
Real Estate Management & Development 0.2%
Aldar Properties PJSC (United Arab Emirates)	57,204	62,090
CBRE Group, Inc. (Class A Stock)*	8,700	944,037
China Overseas Property Holdings Ltd. (China)	60,000	63,582
CK Asset Holdings Ltd. (Hong Kong)	130,500	821,907
Cushman & Wakefield PLC*	4,200	93,408
Daito Trust Construction Co. Ltd. (Japan)	500	57,310

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Douglas Elliman, Inc.*	1,550	$17,825
eXp World Holdings, Inc.	3,500	117,915
Newmark Group, Inc. (Class A Stock)	20,900	390,830
Selvaag Bolig ASA (Norway)	12,369	71,934
		2,640,838
Road & Rail 0.2%
AMERCO	1,900	1,379,837
ArcBest Corp.	2,600	311,610
Saia, Inc.*	160	53,925
		1,745,372
Semiconductors & Semiconductor Equipment 4.1%
Advantest Corp. (Japan)	1,100	103,686
Amkor Technology, Inc.	12,700	314,833
Analog Devices, Inc.	5,000	878,850
Applied Materials, Inc.	14,904	2,345,293
ASM International NV (Netherlands)	250	110,359
ASML Holding NV (Netherlands)	1,273	1,019,698
Broadcom, Inc.	9,980	6,640,792
Cirrus Logic, Inc.*	2,600	239,252
Diodes, Inc.*	3,400	373,354
Intel Corp.	79,368	4,087,452
Kulicke & Soffa Industries, Inc. (Singapore)	4,700	284,538
MaxLinear, Inc.*	3,400	256,326
MediaTek, Inc. (Taiwan)	22,000	944,410
Microchip Technology, Inc.	13,900	1,210,134
Novatek Microelectronics Corp. (Taiwan)	4,000	77,690
NVIDIA Corp.	42,000	12,352,620
NXP Semiconductors NV (China)	12,000	2,733,360
PDF Solutions, Inc.*	1,300	41,327
Photronics, Inc.*	1,900	35,815
Power Integrations, Inc.	1,200	111,468
QUALCOMM, Inc.	35,900	6,565,033
Realtek Semiconductor Corp. (Taiwan)	3,000	62,705
Semtech Corp.*	4,180	371,727
Silergy Corp. (China)	1,000	182,309
SiTime Corp.*	1,190	348,123
STMicroelectronics NV (Singapore)	18,560	915,940
Synaptics, Inc.*	50	14,475
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	101,000	2,245,082
Texas Instruments, Inc.	1,380	260,089

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	2,495	$1,431,602
United Microelectronics Corp. (Taiwan)	369,000	868,069
		47,426,411
Software 5.2%
A10 Networks, Inc.	16,380	271,580
ACI Worldwide, Inc.*	2,100	72,870
Adobe, Inc.*	10,118	5,737,513
Agilysys, Inc.*	1,900	84,474
Alarm.com Holdings, Inc.*	1,400	118,734
American Software, Inc. (Class A Stock)	1,400	36,638
Black Knight, Inc.*	18,900	1,566,621
Blackbaud, Inc.*	2,780	219,564
ChannelAdvisor Corp.*	3,880	95,758
CommVault Systems, Inc.*	3,400	234,328
Consensus Cloud Solutions, Inc.*	293	16,956
Dassault Systemes SE (France)	16,568	987,923
Dolby Laboratories, Inc. (Class A Stock)	7,400	704,628
Hut 8 Mining Corp. (Canada)*	31,500	247,279
Manhattan Associates, Inc.*	2,400	373,176
Microsoft Corp.	111,266	37,420,981
Mimecast Ltd.*	3,000	238,710
Nemetschek SE (Germany)	460	58,757
Oracle Corp.	16,798	1,464,954
Paycom Software, Inc.*	6,200	2,574,178
Progress Software Corp.	400	19,308
salesforce.com, Inc.*	9,500	2,414,235
SAP SE (Germany)	5,560	785,389
Sapiens International Corp. NV (Israel)	9,000	310,050
Sprout Social, Inc. (Class A Stock)*	1,700	154,173
SPS Commerce, Inc.*	2,776	395,164
SS&C Technologies Holdings, Inc.	19,700	1,615,006
Synopsys, Inc.*	2,800	1,031,800
Upland Software, Inc.*	1,300	23,322
Verint Systems, Inc.*	5,600	294,056
Xperi Holding Corp.	5,500	104,005
		59,672,130
Specialty Retail 1.4%
Asbury Automotive Group, Inc.*	17,400	3,005,502
AutoNation, Inc.*	19,360	2,262,216
AutoZone, Inc.*	300	628,917
Chow Tai Fook Jewellery Group Ltd. (China)*	381,000	685,168

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Dunelm Group PLC (United Kingdom)	7,782	$145,199
Foot Locker, Inc.	37,100	1,618,673
Group 1 Automotive, Inc.	1,600	312,352
Guess?, Inc.	900	21,312
Halfords Group PLC (United Kingdom)	86,721	405,603
Home Depot, Inc. (The)	5,558	2,306,626
Industria de Diseno Textil SA (Spain)	5,775	187,287
JB Hi-Fi Ltd. (Australia)	2,690	94,551
JD Sports Fashion PLC (United Kingdom)	133,030	391,825
Kingfisher PLC (United Kingdom)	164,945	755,727
ODP Corp. (The)*	1,900	74,632
Sonic Automotive, Inc. (Class A Stock)	2,100	103,845
Super Retail Group Ltd. (Australia)	30,479	276,292
TJX Cos., Inc. (The)	32,500	2,467,400
Zhongsheng Group Holdings Ltd. (China)	92,500	721,345
Zumiez, Inc.*	1,100	52,789
		16,517,261
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	192,604	34,200,692
Asustek Computer, Inc. (Taiwan)	61,000	831,497
Canon, Inc. (Japan)	34,200	832,169
Lenovo Group Ltd. (China)	708,000	811,640
MCJ Co. Ltd. (Japan)	25,000	235,412
Samsung Electronics Co. Ltd. (South Korea)	12,616	829,318
Super Micro Computer, Inc.*	3,700	162,615
Western Digital Corp.*	21,800	1,421,578
		39,324,921
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	47,100	3,057,261
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	5,814	870,723
Crocs, Inc.*	3,100	397,482
Hermes International (France)	543	948,382
JNBY Design Ltd. (China)	31,000	49,238
Kering SA (France)	243	195,536
Li Ning Co. Ltd. (China)	79,000	865,653
LVMH Moet Hennessy Louis Vuitton SE (France)	619	511,955
Oxford Industries, Inc.	600	60,912
Pandora A/S (Denmark)	1,725	214,795
Puma SE (Germany)	483	59,050
PVH Corp.	1,800	191,970
Steven Madden Ltd.	2,600	120,822

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	17,100	$694,260
Titan Co. Ltd. (India)	3,230	109,548
		8,347,587
Thrifts & Mortgage Finance 0.0%
Axos Financial, Inc.*	300	16,773
Essent Group Ltd.	2,200	100,166
Federal Agricultural Mortgage Corp. (Class C Stock)	200	24,786
Paragon Banking Group PLC (United Kingdom)	8,085	61,932
PennyMac Financial Services, Inc.	300	20,934
Premier Financial Corp.	4,000	123,640
Provident Financial Services, Inc.	3,300	79,926
Walker & Dunlop, Inc.	200	30,176
		458,333
Tobacco 0.6%
Altria Group, Inc.	62,560	2,964,718
British American Tobacco PLC (United Kingdom)	31,203	1,157,882
Imperial Brands PLC (United Kingdom)	38,665	845,204
Japan Tobacco, Inc. (Japan)	43,773	884,038
Scandinavian Tobacco Group A/S (Denmark), 144A	36,669	771,177
Vector Group Ltd.	3,100	35,588
		6,658,607
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	2,680	275,236
Ashtead Group PLC (United Kingdom)	4,036	323,907
Boise Cascade Co.	760	54,112
Brenntag SE (Germany)	783	70,840
Ferguson PLC	6,420	1,137,000
GMS, Inc.*	1,740	104,591
Herc Holdings, Inc.	1,700	266,135
ITOCHU Corp. (Japan)	31,100	951,788
Marubeni Corp. (Japan)	46,200	450,596
Mitsubishi Corp. (Japan)	6,400	203,626
Mitsui & Co. Ltd. (Japan)	42,600	1,008,833
NOW, Inc.*	1,700	14,518
Rush Enterprises, Inc. (Class A Stock)	2,100	116,844
Russel Metals, Inc. (Canada)	5,500	146,223
Sumitomo Corp. (Japan)	5,700	84,436

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Titan Machinery, Inc.*	1,800	$60,642
Veritiv Corp.*	1,500	183,855
		5,453,182
Transportation Infrastructure 0.0%
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	241,500	207,978
Water Utilities 0.1%
American States Water Co.	1,880	194,467
Artesian Resources Corp. (Class A Stock)	1,005	46,562
China Water Affairs Group Ltd. (China)	236,000	332,426
		573,455
Wireless Telecommunication Services 0.1%
Advanced Info Service PCL (Thailand)	18,000	123,871
America Movil SAB de CV (Mexico) (Class L Stock)	183,600	194,400
KDDI Corp. (Japan)	10,600	309,404
SK Telecom Co. Ltd. (South Korea)	8,812	427,478
United States Cellular Corp.*	600	18,912
Vodafone Group PLC (United Kingdom)	400,516	606,104
		1,680,169

Total Common Stocks (cost $530,223,412)		723,805,441
Exchange-Traded Fund 0.2%
iShares MSCI EAFE ETF(a) (cost $2,086,369)	30,028	2,362,603
Preferred Stocks 0.2%
Banks 0.0%
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	3,000	83,700
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	5,000	143,050

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	291,800	$692,132
Cia Paranaense de Energia (Brazil) (PRFC B)	330,000	380,633
		1,072,765
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	141,200	719,891
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	258,906

Total Preferred Stocks (cost $2,154,707)		2,278,312

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 3.0%
Automobiles 0.8%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25		100	100,687
Series 2019-01, Class C	3.360	02/18/25		200	204,497
Series 2019-02, Class C	2.740	04/18/25		300	306,096
Series 2019-03, Class C	2.320	07/18/25		800	811,405
Series 2020-02, Class D	2.130	03/18/26		100	101,247
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25		300	316,251
Series 2020-01A, Class A, 144A	2.330	08/20/26		500	511,933
Series 2020-02A, Class A, 144A	2.020	02/20/27		100	101,063
Series 2021-02A, Class C, 144A	2.350	02/20/28		500	496,117
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		100	100,443
Series 2020-03A, Class D	1.730	07/15/26		100	100,774

Ford Auto Securitization Trust (Canada), Series 2019-BA, Class A2, 144A	2.321	10/15/23	CAD	161	127,615
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		180	178,959
Series 2021-02, Class D, 144A	2.600	05/15/34		300	298,208

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24		100	102,048

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680%	12/27/27		700	$689,491
Series 2021-02A, Class B, 144A	2.120	12/27/27		100	99,019
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28		402	401,534
Series 2021-02, Class D, 144A	1.138	12/26/28		258	256,932

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		1,280	1,350,516
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		100	101,457
Series 2020-03, Class D	1.640	11/16/26		400	402,717
Series 2020-04, Class D	1.480	01/15/27		300	300,869
Series 2021-01, Class D	1.130	11/16/26		800	795,239
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25		700	705,895
Series 2019-A, Class C	2.380	12/15/25		200	202,851
					9,163,863
Collateralized Loan Obligations 1.3%
Babson CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A	—(cc)	01/20/34		2,100	2,099,999
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.220(c)	01/20/32		1,500	1,499,999
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.228(c)	05/17/31		1,000	999,423
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.162(c)	04/30/31		1,000	999,291
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/22/32	EUR	1,500	1,705,414
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,500	1,704,778

HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.448(c)	07/22/32		750	750,246
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		1,500	1,500,000

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.945%(c)	01/18/34		1,000	$1,000,000

OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.182(c)	04/20/31		1,500	1,500,085
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.332(c)	07/20/31		250	250,016
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.332(c)	10/20/31		500	499,753
					14,509,004
Consumer Loans 0.3%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	200	158,147
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	100,134
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		900	912,567
Series 2021-01A, Class A, 144A	1.900	11/20/31		700	692,295

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		200	201,318
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29		53	53,132
Series 2020-01A, Class A, 144A	3.840	05/14/32		300	306,782
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	397,383

Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24		36	35,747
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		300	299,321
Series 2021-A, Class B, 144A	1.760	03/08/28		300	299,297

PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.952(c)	02/25/23		150	150,379
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29		114	114,822
					3,721,324

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960%	10/13/30		300	$343,895
Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	11/15/28	GBP	465	636,516
					980,411
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40		400	410,530
Home Equity Loan 0.0%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.752(c)	03/25/33		3	3,551
Manufactured Housing 0.0%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58		81	82,080
Other 0.1%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	10/16/23		100	100,197
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.892(c)	06/25/24		1,400	1,395,776
					1,495,973
Residential Mortgage-Backed Securities 0.2%
Countrywide Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.852(c)	03/25/34		26	25,818
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.252(c)	04/25/38		355	358,788
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		103	103,175
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		199	198,928

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750%(cc)	01/25/61		112	$113,681
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		72	72,649

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.432(c)	09/27/75	EUR	507	568,652
Towd Point Mortgage Trust, Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.692(c)	02/25/57		179	179,177
					1,620,868
Student Loans 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42		135	136,804
Series 2018-AGS, Class A1, 144A	3.210	02/25/44		111	114,070
Series 2018-CGS, Class A1, 144A	3.870	02/25/46		48	49,568
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42		46	46,391
Series 2018-B, Class A2FX, 144A	3.540	05/26/43		98	98,796
Series 2019-A, Class A2FX, 144A	2.730	10/25/48		105	105,941
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42		158	159,381
Series 2018-CA, Class A2, 144A	3.520	06/16/42		101	102,828
Series 2019-CA, Class A2, 144A	3.130	02/15/68		186	189,173
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48		242	246,812
Series 2019-C, Class A2FX, 144A	2.370	11/16/48		458	463,441
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47		178	180,615
Series 2020-A, Class A2FX, 144A	2.540	05/15/46		594	604,870
					2,498,690

Total Asset-Backed Securities (cost $34,449,476)					34,486,294
Bank Loans 0.1%
Media 0.0%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		149	68,703

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25	152	$163,970
Telecommunications 0.1%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	3.500(c)	05/27/24	248	240,776
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22	392	391,056
				631,832

Total Bank Loans (cost $887,610)				864,505
Commercial Mortgage-Backed Securities 5.4%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	1,062,243
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,793,079

Barclays Commercial Mortgage Securities Trust, Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,509,510
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,854,745
Series 2020-B17, Class A4	2.042	03/15/53	650	643,127
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.760(c)	10/15/36	1,275	1,261,431
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.910(c)	12/15/36	919	917,993
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.110(c)	12/15/36	752	745,426
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.610(c)	12/15/36	680	672,085
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)	2.307(c)	11/15/26	1,000	995,595

BX TRUST, Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	2.059(c)	10/15/23	1,350	1,334,778
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,199,858
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,471,102

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CFK Trust, (cont’d.)
Series 2020-MF02, Class D, 144A	3.349%	03/15/39	900	$876,858
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	168	172,806
Series 2015-GC29, Class A3	2.935	04/10/48	385	392,733
Series 2015-P01, Class A4	3.462	09/15/48	600	628,400
Series 2017-P08, Class A3	3.203	09/15/50	1,000	1,051,003
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,719,234
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,425,321
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	57	58,333
Series 2014-CR18, Class A4	3.550	07/15/47	337	347,831
Series 2014-UBS04, Class A4	3.420	08/10/47	700	721,076
Series 2015-LC21, Class A3	3.445	07/10/48	693	720,188

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.760(c)	05/15/36	500	498,073
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,683,200
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	761	786,246
Series 2017-C08, Class A3	3.127	06/15/50	800	825,981

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	713	733,829
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.333(cc)	05/25/22	2,285	4,417
Series K021, Class X1, IO	1.376(cc)	06/25/22	730	571
Series K025, Class X1, IO	0.778(cc)	10/25/22	1,255	6,161
Series K055, Class X1, IO	1.354(cc)	03/25/26	2,224	109,499
Series K079, Class AM	3.930	06/25/28	996	1,130,240
Series K157, Class A2	3.990(cc)	05/25/33	700	814,804
Series W5FX, Class AFX	3.214(cc)	04/25/28	200	217,536
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	388	400,100
Series 2021-GSA03, Class XB	0.625(cc)	12/15/54	35,000	2,079,399
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694	04/15/46	91	91,822
Series 2017-JP07, Class ASB	3.241	09/15/50	400	418,962
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	811,820
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.110(c)	09/15/29	700	698,222

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863%	12/15/48	156	$156,820
Series 2015-C23, Class A3	3.451	07/15/50	584	606,743
Series 2015-C25, Class A4	3.372	10/15/48	700	735,114
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,327,244
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,320,874
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,669,902
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	523,196
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,489,471
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,826,094
Series 2018-C09, Class A3	3.854	03/15/51	400	433,097
Series 2018-C14, Class A3	4.180	12/15/51	996	1,087,465
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	200,518
Series 2013-C05, Class A3	2.920	03/10/46	90	91,042
Series 2013-C06, Class A3	2.971	04/10/46	187	189,692
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	832,573
Series 2016-C33, Class A3	3.162	03/15/59	1,049	1,086,884
Series 2016-C34, Class A3	2.834	06/15/49	800	818,350
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,227,486
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,552,464
Series 2017-C38, Class A4	3.190	07/15/50	700	744,759
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,140,386
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,892,834
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,556,372

Total Commercial Mortgage-Backed Securities (cost $61,259,412)				62,395,017
Corporate Bonds 15.1%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,859,709
Sr. Unsec’d. Notes	3.750	02/01/50	515	533,648
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	476,192
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	375	389,403
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	300	305,467
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	425	440,721

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	99	$102,437
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	219,465
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	262,980
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	935	950,268
				5,540,290
Agriculture 0.1%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	620	571,671
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557	08/15/27	410	430,375
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	389,107
				1,391,153
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	160	162,459
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	69	71,662
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	297,592
Sr. Unsec’d. Notes	5.250	05/04/25	300	333,266

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	58	60,516
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	271,283
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	62,230
				1,259,008
Auto Manufacturers 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	386,818

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	5.291%	12/08/46	135	$158,383
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	427,006
Sr. Unsec’d. Notes	3.350	11/01/22	770	780,489
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	164,662
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	1,288,589
Sr. Unsec’d. Notes	6.250	10/02/43	95	129,938
Sr. Unsec’d. Notes	6.600	04/01/36	80	108,025

General Motors Financial Co., Inc., Gtd. Notes	3.950	04/13/24	616	648,717
				4,092,627
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	5.000	10/01/29	425	417,155
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	262,496
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	2.450	06/15/30	350	355,012
				1,034,663
Banks 3.6%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	198,869
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	364,697
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	235	238,320
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	653,052
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	191	194,953
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	172,213
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	226,719
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	85	87,538
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,988,499
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	126,836
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	390,174
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,319,320
Sub. Notes, MTN	4.450	03/03/26	365	402,205

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.500%	06/28/24	660	$681,048
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	799,105
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	173,774
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	1,072,720
Sr. Unsec’d. Notes	4.375	01/12/26	200	218,503
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	457,708
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	733,408
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	277,576

BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	240,885
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	103,302
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,311,704
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	186,055
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	887,273
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	312,784
Sr. Unsec’d. Notes	3.700	01/12/26	200	216,223
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,626,453
Sub. Notes	4.400	06/10/25	767	835,769
Sub. Notes	4.450	09/29/27	195	217,426
Sub. Notes	4.750	05/18/46	55	68,079

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	503,213
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.222(ff)	09/18/24	245	248,229
Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	344,012
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	286,821
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	400,560
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	457,891
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,412,140
Sr. Unsec’d. Notes	3.750	02/25/26	50	53,798
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	206,798
Sr. Unsec’d. Notes	3.850	01/26/27	410	441,430
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	105,569
Sr. Unsec’d. Notes	5.750	01/24/22	250	250,752
Sub. Notes	6.750	10/01/37	275	389,928

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000%(ff)	08/01/24(oo)	345	$356,009
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,318,613
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.599(c)	04/30/22(oo)	146	146,384
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	379,673
Sr. Unsec’d. Notes	2.950	10/01/26	210	221,798
Sr. Unsec’d. Notes	3.200	06/15/26	1,066	1,131,840
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	284,195
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	158,165
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,723,608
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	879,420
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	283,715
Sub. Notes	3.875	09/10/24	90	95,781

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	324,332
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.734(c)	01/18/22(oo)	125	125,046
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	984,633
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	46,555
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,277,212
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	401,129
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	273,295
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	214,792
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,656,879

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	974,871
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	326,791
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	3.800(c)	03/15/22(oo)	63	63,079
Sub. Notes	2.200	03/03/31	960	956,882

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	3.127(ff)	06/03/32	405	399,911
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,541,452
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	1,046,225
				41,476,616

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36		150	$181,190
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43		120	133,695
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49		825	1,141,066
					1,455,951
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.000	01/15/52		600	584,944
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28		800	832,120
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		300	306,396
					1,138,516
Chemicals 0.3%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44		150	189,337
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.750	06/14/22	EUR	200	229,148
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		20	23,853
Sr. Unsec’d. Notes	9.400	05/15/39		31	55,718

Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29		1,650	1,832,445
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	201,472
Gtd. Notes	5.875	03/27/24		200	208,278
Gtd. Notes	6.500	09/27/28		200	216,611

Westlake Chemical Corp., Sr. Unsec’d. Notes	3.125	08/15/51		315	303,991
					3,260,853

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28		300	$292,769
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	524,447
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		1,166	1,195,930
Gtd. Notes, 144A	7.000	10/15/37		20	29,506

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	101,786
Loxam SAS (France), Sr. Sub. Notes	5.750	07/15/27	EUR	603	708,080
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	930	1,039,363
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	310,583
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	299,152
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	64,140
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	201,583
Gtd. Notes	3.875	02/15/31		50	50,777
Gtd. Notes	5.500	05/15/27		250	259,885

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	580,602
					5,658,603
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		400	397,841
Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		120	123,427
Gtd. Notes, 144A	6.000	01/15/27		400	416,346

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		350	343,681

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250%	02/15/29	325	$312,097
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	236,227
				1,431,778
Electric 1.2%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	162,862
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	161,764
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	207,472
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	148,710
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	227,185
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	164,820
General Ref. Mortgage, Series Z	2.400	09/01/26	170	175,357

Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	856,525
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	800	828,970
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	707,246
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	76,201
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	217,967
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	176,777
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	685	728,635
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.250	07/12/31	1,190	1,152,722
Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	202,222
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	351,697
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	79,956

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	$40,657
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	313,380
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	258,220
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	294,809
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	52,799
Gtd. Notes, 144A	3.375	02/15/29	50	48,942
Gtd. Notes, 144A	3.625	02/15/31	100	97,955
Gtd. Notes, 144A	3.875	02/15/32	125	122,954
Gtd. Notes, 144A	5.250	06/15/29	400	428,249
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	184,217
Sr. Unsec’d. Notes	4.150	04/01/48	175	205,159
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	252,989
First Mortgage	4.550	07/01/30	540	585,715

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	42,053
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	169,848
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	274,759
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	279,572
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,197,573
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	202,917
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	650	687,585
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	620,389
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	665,091

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	128,356
				13,781,276

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750%	12/01/24		1,200	$1,300,229
Engineering & Construction 0.1%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	324,626
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	328,414
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	200,215
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	212,212
Sr. Sec’d. Notes, 144A	5.500	07/31/47		200	200,215

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		100	102,581
					1,368,263
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		168	165,903
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		650	711,359
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		225	240,832
					1,118,094
Environmental Control 0.0%
Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		75	75,008
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		325	336,198
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	700	912,618
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	639,663

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500%	01/15/30		500	$543,865
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		450	566,775
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		150	154,091
Gtd. Notes, 144A	4.375	01/31/32		150	154,753
					3,307,963
Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		310	329,383
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		825	915,142
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	230,928
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	589,334
Sr. Unsec’d. Notes	4.800	02/15/44		40	48,946

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	792,055
					2,576,405
Healthcare-Products 0.1%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	437,326
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	129,880
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		100	99,652
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		75	76,168
					743,026
Healthcare-Services 0.8%
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49		115	135,002

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625%	05/15/42		45	$56,037
Sr. Unsec’d. Notes	4.650	01/15/43		30	37,458

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	979,402
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	909,801
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	113,131
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		100	105,616
Gtd. Notes	5.375	02/01/25		130	142,840
Gtd. Notes, MTN	7.750	07/15/36		400	550,346
Sr. Sec’d. Notes	3.500	07/15/51		550	563,835

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30		360	354,778
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48		480	600,097
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	173,240
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	497,342

MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		400	419,570
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	164,619
MultiCare Health System, Unsec’d. Notes	2.803	08/15/50		280	273,870
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31		1,155	1,161,363
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	196,101
Unsec’d. Notes, Series H	2.746	10/01/26		50	52,420
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		250	264,153
Sr. Sec’d. Notes	4.625	07/15/24		196	198,950
Sr. Sec’d. Notes, 144A	4.375	01/15/30		325	329,450

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24		355	373,834
					8,653,255

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875%	02/15/30	600	$613,714
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	687,666
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	557,362
Gtd. Notes, 144A	5.875	06/15/27	90	100,952
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	80	88,480
				2,048,174
Insurance 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	127,310
Gtd. Notes, 144A	3.951	10/15/50	180	199,711
Gtd. Notes, 144A	4.569	02/01/29	350	403,016

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	153,536
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	30,293
Sr. Unsec’d. Notes	5.000	04/05/46	325	412,897

New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	166,008
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	18,673
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	290,947
Sub. Notes, 144A	6.850	12/16/39	22	32,794
				1,835,185
Lodging 0.1%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	375	373,373
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	131,290
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	585,654

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

MGM Resorts International, Gtd. Notes	6.750%	05/01/25	350	$367,164
				1,457,481
Machinery-Diversified 0.1%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	101,164
Xylem, Inc., Sr. Unsec’d. Notes	1.950	01/30/28	975	968,224
				1,069,388
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	353,730
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	900	971,617
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	290,189
Sr. Sec’d. Notes	5.375	05/01/47	120	143,321
Sr. Sec’d. Notes	6.384	10/23/35	110	142,487
Sr. Sec’d. Notes	6.484	10/23/45	172	235,150

Comcast Corp., Gtd. Notes	3.969	11/01/47	19	21,757
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	265,753
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	290,234
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	283,855

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	550	274,245
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	575	727,015
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	90,988
Gtd. Notes	7.375	07/01/28	100	101,524
Gtd. Notes	7.750	07/01/26	400	422,521

Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes	4.843	06/08/25	200	204,962

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	140	$169,594
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43	600	682,431
Sr. Unsec’d. Notes	5.250	04/01/44	65	81,169
				5,752,542
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	381,052
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500	07/27/35	95	136,069
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	07/15/41	730	972,054
				1,489,175
Miscellaneous Manufacturing 0.0%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	508,862
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	70	71,329
Sr. Unsec’d. Notes	3.250	02/11/22	65	65,167
				136,496
Oil & Gas 1.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	241,512
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	66	75,135
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	105,768
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	130,447

BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	518	546,737
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	750	783,456

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400%	04/15/29		650	$719,335
Sr. Unsec’d. Notes	5.400	06/15/47		318	395,789
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		125	131,695
Gtd. Notes, 144A	5.875	02/01/29		125	133,813

ConocoPhillips, Gtd. Notes, 144A	3.750	10/01/27		2,000	2,188,834
ConocoPhillips Co., Sr. Unsec’d. Notes	6.950	04/15/29		150	197,318
Continental Resources, Inc.,
Gtd. Notes	4.500	04/15/23		151	155,893
Gtd. Notes, 144A	2.875	04/01/32		1,000	978,610

Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	44,061
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875	09/18/23		353	374,282
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		400	426,667
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	100,647
Sr. Sec’d. Notes, 144A	4.875	03/30/26		15	14,879
Sr. Sec’d. Notes, 144A	5.375	03/30/28		255	251,298

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	136,099
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	51,510
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	51,802

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		200	212,995
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		200	255,008
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		340	437,151
Gtd. Notes	6.625	08/15/37		50	65,327
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31		68	72,379
Gtd. Notes	6.625	01/16/34	GBP	230	344,258
Gtd. Notes	6.900	03/19/49		159	169,478
Gtd. Notes	7.375	01/17/27		45	52,265
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	202,148

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	5.350%	02/12/28		49	$48,837
Gtd. Notes	6.350	02/12/48		136	117,024
Gtd. Notes	6.490	01/23/27		61	65,048
Gtd. Notes	6.500	03/13/27		1,613	1,720,590
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	273,732
Gtd. Notes, MTN	6.750	09/21/47		231	204,388
Gtd. Notes, MTN	6.875	08/04/26		10	10,980

Qatar Energy (Qatar), Sr. Unsec’d. Notes, 144A	3.125	07/12/41		210	212,369
Range Resources Corp., Gtd. Notes	9.250	02/01/26		625	674,215
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49		345	369,682
					13,743,461
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	363,402
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	1,250	1,460,424
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		225	219,004
					1,679,428
Pharmaceuticals 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		315	334,759
Sr. Unsec’d. Notes	4.250	11/21/49		1,285	1,542,756
Sr. Unsec’d. Notes	4.500	05/14/35		235	280,915
Sr. Unsec’d. Notes	4.550	03/15/35		430	514,096
Sr. Unsec’d. Notes	4.700	05/14/45		250	309,134
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29		75	66,563

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	02/15/31	400	$352,923
Gtd. Notes, 144A	6.250	02/15/29	200	190,304
Gtd. Notes, 144A	7.000	01/15/28	475	477,499

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	18	19,145
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	70	82,797
Sr. Unsec’d. Notes	5.000	08/15/45	171	227,719
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	967	1,071,476
Sr. Unsec’d. Notes	3.400	03/15/50	120	125,165
Sr. Unsec’d. Notes	3.400	03/15/51	495	520,395
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	359	403,138
Sr. Unsec’d. Notes	4.780	03/25/38	90	109,662
Sr. Unsec’d. Notes	5.125	07/20/45	487	633,220
Sr. Unsec’d. Notes	5.300	12/05/43	45	59,315

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	251,741
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	980,824
Viatris, Inc., Gtd. Notes	4.000	06/22/50	325	347,458
				8,901,004
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	350	361,818
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	10	11,881
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	626,082
Sr. Unsec’d. Notes	4.950	06/15/28	210	236,804
Sr. Unsec’d. Notes	5.000	05/15/50	170	195,745
Sr. Unsec’d. Notes	5.300	04/15/47	500	576,178
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	275	270,202
Gtd. Notes	4.200	01/31/50	345	390,115
Gtd. Notes	4.850	03/15/44	185	222,705

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550%	07/01/30	350	$352,202
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	209,430
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	628,905
Sr. Unsec’d. Notes	4.500	04/15/38	175	196,908
Sr. Unsec’d. Notes	4.875	06/01/25	375	410,365
Sr. Unsec’d. Notes	5.200	03/01/47	20	24,476
Sr. Unsec’d. Notes	5.500	02/15/49	90	115,096

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	264,474
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	1,109,785
Gtd. Notes	4.950	07/13/47	50	58,261

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	383,730
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.300	01/31/43	740	755,332
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	175,126
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	274,995
Gtd. Notes, 144A	6.000	12/31/30	125	125,265
Gtd. Notes, 144A	7.500	10/01/25	150	162,533
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	31,227
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	32,010
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	446,988
Sr. Unsec’d. Notes	5.300	03/01/48	20	24,099
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	24,347
Sr. Unsec’d. Notes	4.900	01/15/45	220	263,371
Sr. Unsec’d. Notes	5.400	03/04/44	175	217,171
				9,177,626
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29	350	354,149

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29		450	$501,495
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30		345	378,831
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28		400	394,201
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26		175	195,465
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31		315	327,585
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	200	226,620
Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28		800	863,461
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		675	672,308
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		700	730,179
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		1,750	1,807,961
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26		160	175,374
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33		545	518,690
					6,792,170
Retail 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	174,231
Dollar Tree, Inc., Sr. Unsec’d. Notes	2.650	12/01/31		750	751,534
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,401,971
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		200	200,038
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		170	173,665
Sec’d. Notes, 144A	8.750	04/30/25		350	373,045

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875%	03/01/27	500	$517,403
				3,591,887
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	166	166,864
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	975	978,156
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	1,750	1,826,949
				2,971,969
Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	48	47,106
Sr. Unsec’d. Notes	2.675	06/01/60	295	293,740
				340,846
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	274	268,333
Sr. Unsec’d. Notes	3.500	09/15/53	1,658	1,675,827
Sr. Unsec’d. Notes	3.550	09/15/55	115	115,212
Sr. Unsec’d. Notes	4.300	02/15/30	5	5,633

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	73,524
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	150	146,160
Sr. Sec’d. Notes, 144A	8.750	05/25/24	200	205,793
Sr. Sec’d. Notes, 144A	8.750	05/25/24	175	179,835

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	210,456
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	400	180,549
Gtd. Notes, 144A	8.500	10/15/24(d)	25	11,486
Gtd. Notes, 144A	9.750	07/15/25(d)	25	11,488

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	900	929,256

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125%	09/15/26	EUR	800	$907,642
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	450,049
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		275	270,690
Sr. Sec’d. Notes	2.550	02/15/31		1,500	1,493,008
Sr. Sec’d. Notes	4.500	04/15/50		300	351,496
Sr. Sec’d. Notes, 144A	2.700	03/15/32		370	372,603
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41		480	503,742
Sr. Unsec’d. Notes	4.500	08/10/33		185	217,961
Sr. Unsec’d. Notes	4.862	08/21/46		451	580,955
					9,161,698
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	171,531
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	237,462
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23		97	98,643
Sr. Unsec’d. Notes	5.590	05/17/25		20	22,498
					530,134

Total Corporate Bonds (cost $167,325,779)					173,880,822
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32		35	38,821
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		220	356,121
Taxable, Revenue Bonds	2.574	04/01/31		415	431,821

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs	7.300%	10/01/39	210	$331,207
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	23,131
				1,142,280
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	239,276
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	36,199
General Obligation Unlimited, Series D	5.000	11/01/22	710	737,001
General Obligation Unlimited, Taxable	5.100	06/01/33	100	114,998
				1,127,474
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	554,298
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	268,498
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	190	236,932
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	86,473
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	52,466
				138,939
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	94,004

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511%	12/01/45	80	$114,214
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	109,833

Total Municipal Bonds (cost $3,183,637)				3,825,293
Residential Mortgage-Backed Securities 1.7%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	2	1,648
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.509(cc)	02/25/35	9	8,971
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.702(c)	04/25/28	22	21,913
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.953(c)	10/25/28	93	92,773
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.702(c)	07/25/29	256	255,996
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.502(c)	10/25/29	18	17,509
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.102(c)	10/25/29	300	300,000
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.702(c)	06/25/30	9	8,585
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.702(c)	06/25/30	150	150,161
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31	380	380,445
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	150	153,905

BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26	1,149	1,149,160
Central Park Funding Trust, Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%	3.102(c)	10/27/22	982	978,082

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	2.326%(cc)	02/25/37	21	$21,689
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.253(c)	09/25/31	65	65,582
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.203(c)	10/25/39	68	67,883
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	252	261,261
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	429	429,545
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.802(c)	11/25/28	69	68,826
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.602(c)	10/25/30	73	73,234
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.200(c)	10/25/33	180	180,723
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750(c)	10/25/33	280	284,648
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.500(c)	04/25/34	240	239,976
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.502(c)	05/25/30	129	131,320
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.253(c)	10/25/30	71	72,355
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	3.350(c)	11/25/41	110	110,823
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.050(c)	11/25/41	90	90,171
Fannie Mae REMICS,
Series 2014-11, Class VB	4.500	04/25/42	500	547,852
Series 2018-78, Class A	3.500	07/25/43	89	90,242
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050(c)	11/25/50	250	261,060

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650%(c)	11/25/50	1,094	$1,104,611
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	08/25/33	1,120	1,150,494
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.953(c)	02/25/50	252	252,379
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.103(c)	06/25/50	20	20,526
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.103(c)	08/25/50	450	473,419
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.853(c)	08/25/50	62	62,371
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850(c)	10/25/50	190	201,141
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.703(c)	07/25/50	150	150,311
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.550(c)	10/25/33	275	284,906
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	180	180,793
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34	110	110,471
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	10/25/41	300	301,881
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/33	100	100,666
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41	170	169,153
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	09/25/41	300	299,813

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	3.800%(c)	12/25/41		90	$90,507
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.400(c)	12/25/41		200	200,501

FHLMC Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.853(c)	09/25/48		1	590
Home Re Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.650(c)	01/25/34		150	149,629
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	01/25/34		235	233,249

JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	2.314(cc)	07/25/35		8	7,974
Jupiter Mortgage PLC (United Kingdom), Series 1A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	07/20/60	GBP	300	406,391
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		72	71,934
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		284	284,959
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		320	321,050
Series 2020-SL01, Class A, 144A	2.734	01/25/60		207	207,711
Series 2021-GS01, Class A1, 144A	1.892	10/25/66		153	152,887
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		369	368,788

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.853(c)	01/25/48		99	99,363
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.502(c)	07/25/29		12	11,598
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34		200	198,340
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.752(c)	06/25/57		85	84,869

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.917%(c)	12/25/22		841	$843,558
Radnor Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.552(c)	01/25/30		200	196,723
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.702(c)	10/25/30		41	40,674
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	1.898(c)	11/25/31		240	240,282
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.748(c)	11/25/31		300	302,232

Residential Mortgage Securities PLC (United Kingdom), Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.298(c)	06/20/70	GBP	485	661,271
Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.444(c)	07/30/75	EUR	566	642,233
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58		394	410,795
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.002(c)	04/11/22		1,400	1,398,541
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.902(c)	06/20/22		990	990,854

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	2.431(cc)	02/25/34		15	15,067
ZH Trust, Series 2021-01, Class A, 144A	2.253	02/18/27		130	129,136

Total Residential Mortgage-Backed Securities (cost $20,012,809)					20,140,979
Sovereign Bonds 0.9%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,000	1,004,754
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	521,016

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375%	08/20/30		200	$199,500
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	190	206,907
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		100	116,275
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	213,863
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A	3.125	09/21/51		200	196,937
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	109,838
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	438,135
Sr. Unsec’d. Notes	3.500	01/11/28		370	399,123
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	375,205
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	223,298
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	204,227
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	402,644

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	267,817
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	103,167
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26		135	165,112
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	207,996
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	270,368

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.875	10/17/29		2,000	2,044,617
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	420	517,942
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	328,887
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	291,677
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	215,462

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%	06/08/22		200	$201,713
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		300	299,240
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	200	182,933
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	634,198
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		210	275,626
Sr. Unsec’d. Notes	5.100	06/18/50		65	86,170

Total Sovereign Bonds (cost $10,516,354)					10,704,647
U.S. Government Agency Obligations 0.7%
Federal Home Loan Bank(k)	5.500	07/15/36		135	195,090
Federal Home Loan Mortgage Corp.	4.500	10/01/39		82	90,978
Federal Home Loan Mortgage Corp.	5.000	04/01/34		8	9,120
Federal Home Loan Mortgage Corp.	5.000	05/01/34		16	18,668
Federal Home Loan Mortgage Corp.	5.000	10/01/35		23	25,627
Federal Home Loan Mortgage Corp.	5.000	11/01/41		190	214,719
Federal Home Loan Mortgage Corp.	5.500	12/01/33		16	17,366
Federal Home Loan Mortgage Corp.	5.500	05/01/34		3	3,586
Federal Home Loan Mortgage Corp.	5.500	07/01/34		40	45,125
Federal Home Loan Mortgage Corp.	5.500	05/01/37		6	6,719
Federal Home Loan Mortgage Corp.	5.500	10/01/37		12	13,441
Federal Home Loan Mortgage Corp.	6.000	01/01/34		24	26,591
Federal Home Loan Mortgage Corp.	7.000	10/01/31		1	672
Federal Home Loan Mortgage Corp.	7.000	05/01/32		11	11,653
Federal National Mortgage Assoc.	2.500	TBA		2,000	2,040,478
Federal National Mortgage Assoc.	4.500	09/01/39		65	72,034
Federal National Mortgage Assoc.	4.500	08/01/40		53	57,728
Federal National Mortgage Assoc.	4.500	02/01/44		82	89,740
Federal National Mortgage Assoc.	4.500	08/01/44		172	188,924
Federal National Mortgage Assoc.	4.500	01/01/45		145	159,640
Federal National Mortgage Assoc.	5.000	07/01/35		19	20,996
Federal National Mortgage Assoc.	5.000	02/01/36		34	37,988
Federal National Mortgage Assoc.	5.500	06/01/33		7	7,906
Federal National Mortgage Assoc.	5.500	08/01/33		12	14,131
Federal National Mortgage Assoc.	5.500	09/01/33		17	18,611
Federal National Mortgage Assoc.	5.500	09/01/33		35	39,286
Federal National Mortgage Assoc.	5.500	01/01/34		15	16,626
Federal National Mortgage Assoc.	5.500	01/01/34		15	17,227
Federal National Mortgage Assoc.	5.500	07/01/34		26	29,187
Federal National Mortgage Assoc.	6.000	01/01/34		5	6,090
Federal National Mortgage Assoc.	6.000	01/01/34		72	81,490

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	02/01/34	8	$8,593
Federal National Mortgage Assoc.	6.000	10/01/34	1	1,502
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,102
Federal National Mortgage Assoc.	6.000	11/01/34	10	10,968
Federal National Mortgage Assoc.	6.000	11/01/34	16	17,556
Federal National Mortgage Assoc.	6.000	11/01/34	36	40,047
Federal National Mortgage Assoc.	6.000	01/01/35	54	60,124
Federal National Mortgage Assoc.	6.000	02/01/35	39	44,898
Federal National Mortgage Assoc.	6.000	08/01/36	10	11,185
Federal National Mortgage Assoc.	6.000	08/01/38	4	4,777
Federal National Mortgage Assoc.	6.250	05/15/29	45	59,780
Federal National Mortgage Assoc.	6.500	05/01/24	6	6,457
Federal National Mortgage Assoc.	6.500	07/01/29	6	6,431
Federal National Mortgage Assoc.	6.500	07/01/32	10	11,286
Federal National Mortgage Assoc.	6.500	04/01/33	7	8,260
Federal National Mortgage Assoc.	6.500	01/01/34	7	7,480
Federal National Mortgage Assoc.	6.500	01/01/34	10	11,237
Federal National Mortgage Assoc.	6.500	10/01/36	11	12,798
Federal National Mortgage Assoc.	6.500	09/01/37	45	53,408
Federal National Mortgage Assoc.	6.500	10/01/37	42	47,260
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	204,583
Federal National Mortgage Assoc.	7.000	06/01/32	9	10,152
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	640,681
Federal National Mortgage Assoc.	7.500	09/01/30	1	703
Federal National Mortgage Assoc.	8.000	12/01/23	—(r)	94
Federal National Mortgage Assoc.	8.500	02/01/28	1	1,233
Government National Mortgage Assoc.	3.000	09/20/43	120	125,669
Government National Mortgage Assoc.	3.000	01/20/44	36	38,182
Government National Mortgage Assoc.	3.000	03/15/45	92	96,133
Government National Mortgage Assoc.	3.000	05/20/45	121	126,908
Government National Mortgage Assoc.	3.000	08/20/45	217	226,455
Government National Mortgage Assoc.	3.000	06/20/46	244	254,435
Government National Mortgage Assoc.(k)	3.000	12/20/46	405	422,671
Government National Mortgage Assoc.	3.000	01/20/47	371	387,288
Government National Mortgage Assoc.	3.000	03/20/47	136	141,488
Government National Mortgage Assoc.	3.000	12/20/48	680	708,060
Government National Mortgage Assoc.	5.000	10/20/37	10	11,109
Government National Mortgage Assoc.	5.000	04/20/45	62	69,511
Government National Mortgage Assoc.	5.500	07/15/33	14	14,937
Government National Mortgage Assoc.	5.500	12/15/33	5	5,897
Government National Mortgage Assoc.	5.500	09/15/34	91	99,797
Government National Mortgage Assoc.	5.500	01/15/36	38	42,445
Government National Mortgage Assoc.	5.500	02/15/36	68	75,054
Government National Mortgage Assoc.	6.500	09/15/23	1	1,030

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	6.500%	10/15/23	1	$904
Government National Mortgage Assoc.	6.500	12/15/23	—(r)	453
Government National Mortgage Assoc.	6.500	12/15/23	1	1,536
Government National Mortgage Assoc.	6.500	12/15/23	2	1,783
Government National Mortgage Assoc.	6.500	04/15/24	12	13,480
Government National Mortgage Assoc.	6.500	07/15/32	1	1,637
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	226
Government National Mortgage Assoc.	6.500	08/15/32	1	691
Government National Mortgage Assoc.	6.500	08/15/32	1	1,568
Government National Mortgage Assoc.	6.500	08/15/32	7	8,177
Government National Mortgage Assoc.	7.000	06/15/24	3	2,767
Government National Mortgage Assoc.	7.000	05/15/31	4	4,436
Government National Mortgage Assoc.	7.500	04/15/29	1	523
Government National Mortgage Assoc.	8.000	08/15/22	—(r)	178
Government National Mortgage Assoc.	8.000	12/15/22	—(r)	128
Government National Mortgage Assoc.	8.000	12/15/22	—(r)	237
Government National Mortgage Assoc.	8.000	06/15/25	11	12,005
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	127,938

Total U.S. Government Agency Obligations (cost $7,550,812)				7,889,768
U.S. Treasury Obligations 8.5%
U.S. Treasury Bonds(k)	1.375	11/15/40	135	122,934
U.S. Treasury Bonds	2.000	11/15/41	1,015	1,026,260
U.S. Treasury Bonds	2.000	08/15/51	1,595	1,628,395
U.S. Treasury Bonds(k)	2.250	05/15/41	22,655	23,780,670
U.S. Treasury Bonds	2.500	02/15/46	2,015	2,227,205
U.S. Treasury Bonds	2.500	05/15/46	9,610	10,628,059
U.S. Treasury Bonds	2.875	05/15/43	1,380	1,604,250
U.S. Treasury Bonds	3.375	11/15/48	1,245	1,630,172
U.S. Treasury Bonds	3.625	08/15/43	230	298,461
U.S. Treasury Notes	0.125	12/15/23	80	79,081
U.S. Treasury Notes	0.250	10/31/25	55	53,174
U.S. Treasury Notes	0.375	11/30/25	4,850	4,705,258
U.S. Treasury Notes	0.375	01/31/26	895	866,192
U.S. Treasury Notes	0.375	09/30/27	4,630	4,384,393
U.S. Treasury Notes	1.250	04/30/28	8,610	8,534,662
U.S. Treasury Notes	1.250	06/30/28	16,590	16,425,396
U.S. Treasury Notes	1.375	01/31/25	1,235	1,249,183
U.S. Treasury Notes	1.375	11/15/31	695	686,313
U.S. Treasury Notes	2.625	02/15/29	4,410	4,768,313
U.S. Treasury Notes	2.875	05/15/28	7,255	7,906,250
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210	138,625
U.S. Treasury Strips Coupon(k)	2.052(s)	11/15/43	6,350	4,024,064

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.374%(s)	05/15/43	550	$351,699
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500	339,688
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	120	73,992
U.S. Treasury Strips Coupon	2.487(s)	11/15/30	194	168,515
U.S. Treasury Strips Coupon(k)	2.732(s)	08/15/30	321	280,236

Total U.S. Treasury Obligations (cost $98,152,997)				97,981,440

Total Long-Term Investments (cost $937,803,374)				1,140,615,121

	Shares
Short-Term Investments 1.2%
Affiliated Mutual Funds 1.2%
PGIM Core Ultra Short Bond Fund(wa)		10,604,842	10,604,842
PGIM Institutional Money Market Fund (cost $3,161,844; includes $3,161,752 of cash collateral for securities on loan)(b)(wa)		3,164,526	3,162,311

Total Affiliated Mutual Funds (cost $13,766,686)				13,767,153

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $324,971)	0.043%	03/17/22	325	324,964

Options Purchased*~ 0.0%
(cost $85,357)	35,577

Total Short-Term Investments (cost $14,177,014)	14,127,694

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $951,980,388)	1,154,742,815

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $109,063)	$(115,985)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $951,871,325)	1,154,626,830
Liabilities in excess of other assets(z) (0.1)%	(1,384,297)

Net Assets 100.0%	$1,153,242,533

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
DIP—Debtor-In-Possession
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
UTS—Unit Trust Security
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,144,058 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,068,203; cash collateral of $3,161,752 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Less than $500 par.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at December 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 3.600%, 3.600%(c), Maturity Date 07/13/22 (cost $77,679)	78	$78,211	$532	$—
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	01/19/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	1,600	$—
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	01/19/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	430	—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	01/19/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	440	—
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	430	—
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	8,710	—
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	440	—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	220	—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	8,280	—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	8,250	—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	4,140	—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	12,530	—
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	220	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	220	$—
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	$101.00	CDX.HY.IG.37. V1(Q)	1.00%(Q)	1,190	1,055
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	01/19/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	1,600	549
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	01/19/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	440	151
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	01/19/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	430	105
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	440	412
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	220	206
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	430	331
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	8,710	6,694
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	8,280	6,364
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	8,250	6,341
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	4,140	3,182
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	12,530	9,631
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	220	278
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	220	278
Total Options Purchased (cost $85,357)								$35,577

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	01/19/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	1,600	$(1,413)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	01/19/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	430	(380)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	01/19/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	440	(389)
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	430	(506)
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	440	(518)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	220	(259)
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	8,710	(17,678)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	8,280	(16,805)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	8,250	(16,745)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	4,140	(8,403)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	12,530	(25,432)
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	220	(480)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	220	(480)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$104.00	1.00%(Q)	CDX.HY.IG.37. V1(Q)	1,190	(7,027)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	01/19/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	1,600	(136)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	01/19/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	440	(37)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	01/19/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	430	(28)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)	440	(152)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		220	$(76)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.73%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		8,250	(2,492)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		430	(115)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		8,710	(2,328)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		8,280	(2,213)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		4,140	(1,106)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		12,530	(3,349)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		220	(111)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		220	(111)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50(M)	GS_21-PJ2A(M)		2,330	(130)
GS_21-PJA ^	Put	Goldman Sachs International	06/17/24	0.25%	0.25(M)	GS_21-PJA(M)		4,500	(217)
iTraxx.XO.36.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	01/19/22	5.00%	5.00%(Q)	iTraxx.XO.36.V1 (Q)	EUR	920	(142)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36.V1 (Q)	EUR	1,800	(6,727)
Total Options Written (premiums received $109,063)									$(115,985)
Futures contracts outstanding at December 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
398	5 Year U.S. Treasury Notes	Mar. 2022	$48,148,671	$125,781
86	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	16,952,750	195,837

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Futures contracts outstanding at December 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
16	Mini MSCI Emerging Markets Index	Mar. 2022	$981,040	$2,763
3	S&P 500 E-Mini Index	Mar. 2022	713,775	8,397
				332,778
Short Positions:
506	2 Year U.S. Treasury Notes	Mar. 2022	110,394,969	96,827
28	5 Year Euro-Bobl	Mar. 2022	4,247,425	35,998
25	10 Year Euro-Bund	Mar. 2022	4,877,619	81,469
33	10 Year U.S. Treasury Notes	Mar. 2022	4,305,469	(23,195)
49	10 Year U.S. Ultra Treasury Notes	Mar. 2022	7,175,437	(123,084)
7	20 Year U.S. Treasury Bonds	Mar. 2022	1,123,062	12,427
13	Euro Schatz Index	Mar. 2022	1,658,100	2,773
				83,215
				$415,993
Forward foreign currency exchange contracts outstanding at December 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/22	HSBC Bank PLC	AUD	171	$125,897	$124,502	$—	$(1,395)
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	8,593	1,518,770	1,530,820	12,050	—
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	246,326	288,658	285,779	—	(2,879)
Chinese Renminbi,
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	1,760	274,000	275,882	1,882	—
Colombian Peso,
Expiring 03/16/22	UBS AG	COP	549,137	137,000	133,922	—	(3,078)
Czech Koruna,
Expiring 01/19/22	BNP Paribas S.A.	CZK	2,264	102,000	103,420	1,420	—
Expiring 01/19/22	Citibank, N.A.	CZK	2,974	136,000	135,867	—	(133)
Expiring 01/19/22	HSBC Bank PLC	CZK	3,556	160,000	162,471	2,471	—
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CZK	2,989	137,000	136,568	—	(432)
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CZK	2,389	109,000	109,166	166	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/19/22	Morgan Stanley & Co. International PLC	CZK	4,242	$192,000	$193,827	$1,827	$—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	CZK	4,233	193,000	193,383	383	—
Hungarian Forint,
Expiring 01/19/22	Bank of America, N.A.	HUF	64,395	199,200	198,113	—	(1,087)
Expiring 01/19/22	Barclays Bank PLC	HUF	43,325	133,000	133,289	289	—
Expiring 01/19/22	Citibank, N.A.	HUF	89,110	276,000	274,150	—	(1,850)
Expiring 01/19/22	Citibank, N.A.	HUF	60,078	187,000	184,831	—	(2,169)
Expiring 01/19/22	Goldman Sachs International	HUF	43,639	134,000	134,254	254	—
Expiring 01/19/22	Goldman Sachs International	HUF	32,938	106,000	101,334	—	(4,666)
Expiring 01/19/22	HSBC Bank PLC	HUF	42,685	137,000	131,321	—	(5,679)
Expiring 01/19/22	HSBC Bank PLC	HUF	35,746	115,000	109,973	—	(5,027)
Expiring 01/19/22	HSBC Bank PLC	HUF	34,648	111,000	106,595	—	(4,405)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	HUF	29,863	91,350	91,874	524	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	HUF	17,524	53,649	53,911	262	—
Indian Rupee,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	118,249	1,555,766	1,572,578	16,812	—
Expiring 03/16/22	Standard Chartered Bank	INR	35,440	473,999	471,311	—	(2,688)
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	6,910,445	475,500	481,906	6,406	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	4,369,866	303,000	304,737	1,737	—
Expiring 03/16/22	Standard Chartered Bank	IDR	3,992,064	276,000	278,390	2,390	—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	755	244,000	243,152	—	(848)
Japanese Yen,
Expiring 01/19/22	Barclays Bank PLC	JPY	25,893	227,863	225,130	—	(2,733)
Mexican Peso,
Expiring 03/16/22	HSBC Bank PLC	MXN	2,961	138,000	142,707	4,707	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	6,678	307,747	321,819	14,072	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	6,678	308,060	321,820	13,760	—
New Zealand Dollar,
Expiring 01/19/22	HSBC Bank PLC	NZD	146	101,339	100,023	—	(1,316)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/16/22	Goldman Sachs International	PEN	449	$109,492	$112,008	$2,516	$—
Philippine Peso,
Expiring 03/16/22	Standard Chartered Bank	PHP	11,948	236,000	231,050	—	(4,950)
Polish Zloty,
Expiring 01/19/22	Barclays Bank PLC	PLN	886	221,000	219,700	—	(1,300)
Expiring 01/19/22	Barclays Bank PLC	PLN	660	162,000	163,553	1,553	—
Expiring 01/19/22	Barclays Bank PLC	PLN	435	109,000	107,800	—	(1,200)
Expiring 01/19/22	Citibank, N.A.	PLN	521	132,000	129,198	—	(2,802)
Expiring 01/19/22	Goldman Sachs International	PLN	552	138,000	136,744	—	(1,256)
Expiring 01/19/22	Goldman Sachs International	PLN	544	137,000	134,867	—	(2,133)
Expiring 01/19/22	Goldman Sachs International	PLN	543	137,000	134,700	—	(2,300)
Expiring 01/19/22	Goldman Sachs International	PLN	433	109,000	107,443	—	(1,557)
Expiring 01/19/22	HSBC Bank PLC	PLN	869	213,000	215,528	2,528	—
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	PLN	921	226,000	228,210	2,210	—
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	PLN	651	156,000	161,301	5,301	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	PLN	555	136,000	137,667	1,667	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	PLN	418	106,000	103,695	—	(2,305)
Russian Ruble,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	50,069	652,726	658,331	5,605	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	10,117	134,000	133,025	—	(975)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	8,227	109,000	108,167	—	(833)
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,151	134,000	133,519	—	(481)
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,032	126,000	126,156	156	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	2,064	126,000	128,129	2,129	—
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	2,659	164,000	165,105	1,105	—
Thai Baht,
Expiring 03/16/22	HSBC Bank PLC	THB	10,857	325,000	324,919	—	(81)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	6,387	$191,000	$191,147	$147	$—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	10,036	301,000	300,353	—	(647)
				$13,918,016	$13,961,140	106,329	(63,205)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/22	BNP Paribas S.A.	AUD	175	$126,000	$127,144	$—	$(1,144)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	AUD	626	461,389	455,532	5,857	—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	595	105,000	106,009	—	(1,009)
British Pound,
Expiring 01/19/22	Barclays Bank PLC	GBP	3,009	4,090,310	4,072,044	18,266	—
Canadian Dollar,
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CAD	474	380,547	375,097	5,450	—
Chinese Renminbi,
Expiring 02/18/22	Barclays Bank PLC	CNH	5,497	856,085	861,803	—	(5,718)
Expiring 02/18/22	HSBC Bank PLC	CNH	2,116	330,000	331,812	—	(1,812)
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	1,936	301,000	303,510	—	(2,510)
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	565,329	142,012	137,870	4,142	—
Expiring 03/16/22	Goldman Sachs International	COP	865,694	217,538	211,122	6,416	—
Czech Koruna,
Expiring 01/19/22	Bank of America, N.A.	CZK	3,718	163,000	169,871	—	(6,871)
Expiring 01/19/22	Barclays Bank PLC	CZK	5,532	245,000	252,737	—	(7,737)
Expiring 01/19/22	Barclays Bank PLC	CZK	5,114	231,986	233,658	—	(1,672)
Expiring 01/19/22	HSBC Bank PLC	CZK	5,616	250,000	256,595	—	(6,595)
Euro,
Expiring 01/19/22	Citibank, N.A.	EUR	163	187,000	186,079	921	—
Expiring 01/19/22	Goldman Sachs International	EUR	3,447	3,990,530	3,925,495	65,035	—
Expiring 01/19/22	HSBC Bank PLC	EUR	3,883	4,496,875	4,422,942	73,933	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	EUR	514	597,222	585,432	11,790	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/19/22	UBS AG	EUR	3,842	$4,451,524	$4,375,431	$76,093	$—
Expiring 01/19/22	UBS AG	EUR	2,308	2,673,633	2,628,085	45,548	—
Hungarian Forint,
Expiring 01/19/22	Goldman Sachs International	HUF	197,732	632,195	608,324	23,871	—
Expiring 01/19/22	HSBC Bank PLC	HUF	197,732	632,417	608,324	24,093	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	HUF	45,401	140,000	139,677	323	—
Indian Rupee,
Expiring 03/16/22	Credit Suisse International	INR	21,976	288,000	292,259	—	(4,259)
Expiring 03/16/22	Goldman Sachs International	INR	17,723	232,775	235,690	—	(2,915)
Expiring 03/16/22	HSBC Bank PLC	INR	34,292	449,000	456,049	—	(7,049)
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	1,577	500,080	507,426	—	(7,346)
Expiring 03/16/22	Citibank, N.A.	ILS	390	125,000	125,645	—	(645)
New Taiwanese Dollar,
Expiring 03/16/22	Barclays Bank PLC	TWD	8,141	295,000	295,322	—	(322)
Expiring 03/16/22	Citibank, N.A.	TWD	36,482	1,324,887	1,323,499	1,388	—
Expiring 03/16/22	Credit Suisse International	TWD	15,635	567,645	567,214	431	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	TWD	8,076	293,000	292,963	37	—
Philippine Peso,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	59,418	1,170,808	1,149,072	21,736	—
Expiring 03/16/22	Standard Chartered Bank	PHP	14,717	290,000	284,607	5,393	—
Polish Zloty,
Expiring 01/19/22	Citibank, N.A.	PLN	1,215	299,000	301,255	—	(2,255)
Russian Ruble,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	8,358	109,000	109,898	—	(898)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	14,194	187,000	186,634	366	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	9,838	131,000	129,361	1,639	—
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	3,396	2,485,389	2,519,188	—	(33,799)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	SGD	206	151,000	152,780	—	(1,780)
South African Rand,
Expiring 03/16/22	Bank of America, N.A.	ZAR	2,026	126,000	125,756	244	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	12,702	793,394	788,613	4,781	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,269	138,000	140,845	—	(2,845)
Expiring 03/16/22	Goldman Sachs International	ZAR	2,227	138,000	138,281	—	(281)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	8,769	543,542	544,404	—	(862)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	239,059	$202,614	$200,677	$1,937	$—
Expiring 03/16/22	Credit Suisse International	KRW	441,972	371,001	371,014	—	(13)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	454,257	383,000	381,325	1,675	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	362,794	306,000	304,546	1,454	—
Thai Baht,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	49,250	1,450,448	1,473,916	—	(23,468)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	16,207	481,318	485,036	—	(3,718)
				$39,533,164	$39,257,868	402,819	(127,523)
						$509,148	$(190,728)
Cross currency exchange contracts outstanding at December 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/19/22	Buy	EUR	109	CZK	2,763	$—	$(2,090)	JPMorgan Chase Bank, N.A.
Credit default swap agreements outstanding at December 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	01/14/22	0.500%(M)	2,330	*	$1,003	$(218)	$1,221	Goldman Sachs International
GS_21-PJA	01/14/22	0.250%(M)	4,500	*	969	(210)	1,179	Goldman Sachs International
					$1,972	$(428)	$2,400

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/26	0.250%(Q)	515	$(1,213)	$(1,008)	$(205)	Deutsche Bank AG
United Mexican States	12/20/24	1.000%(Q)	400	(6,248)	(2,827)	(3,421)	Barclays Bank PLC
				$(7,461)	$(3,835)	$(3,626)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	2.184%	$(13,504)	$(12,404)	$(1,100)	Barclays Bank PLC
Republic of France	12/20/26	0.250%(Q)	515	0.204%	1,214	3,991	(2,777)	Deutsche Bank AG
					$(12,290)	$(8,413)	$(3,877)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	10	$(238)	$(248)	$(10)
The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Series is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Series is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Series is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at December 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
565	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(45,763)	$(45,763)
950	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(94,618)	(94,618)
905	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(64,523)	(64,523)
270	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(20,225)	(20,225)
550	04/09/31	2.447%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(40,442)	(40,442)
550	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(40,525)	(40,525)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Inflation swap agreements outstanding at December 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
335	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(24,499)	$(24,499)
340	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(24,816)	(24,816)
280	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(20,113)	(20,113)
535	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(38,135)	(38,135)
				$—	$(413,659)	$(413,659)
(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at December 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	5,646	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	$—	$(100,741)	$(100,741)
BRL	6,198	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(110,934)	(110,934)
BRL	9,569	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(170,512)	(170,512)
BRL	11,882	01/04/27	6.215%(T)	1 Day BROIS(2)(T)	—	(315,509)	(315,509)
BRL	2,360	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(60,165)	(60,165)
BRL	1,951	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(48,980)	(48,980)
BRL	3,500	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(88,082)	(88,082)
CLP	2,000,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(404,107)	(404,107)
COP	1,141,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(11,299)	(11,299)
COP	1,967,840	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(18,785)	(18,785)
COP	5,286,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(142,552)	(142,552)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at December 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	806,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	$—	$(15,094)	$(15,094)
COP	564,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(10,476)	(10,476)
COP	1,216,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(22,858)	(22,858)
GBP	119	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(2,711)	(964)	1,747
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(34,697)	(3,145)	31,552
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(8,272)	(6,108)	2,164
HUF	385,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(224,121)	(224,121)
HUF	123,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(65,864)	(65,864)
MXN	13,605	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(26)	(33,213)	(33,187)
MXN	16,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(12)	(97,658)	(97,646)
MXN	2,050	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(9)	(13,163)	(13,154)
MXN	6,570	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(9)	(44,362)	(44,353)
MXN	23,200	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(29)	(157,499)	(157,470)
MXN	1,540	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(10)	(11,790)	(11,780)
NZD	600	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	(31,126)	(31,126)
NZD	340	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(28,296)	(28,296)
NZD	1,310	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	541	(108,542)	(109,083)
NZD	460	01/26/31	1.097%(S)	3 Month BBR(2)(Q)	—	(38,170)	(38,170)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at December 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	785	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	$—	$(28,847)	$(28,847)
PLN	4,840	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(4,440)	(206,147)	(201,707)
PLN	2,420	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	1,725	(73,076)	(74,801)
PLN	1,790	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(1,060)	(64,568)	(63,508)
	3,083	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	(5,370)	(5,370)
ZAR	6,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(297)	13,010	13,307
ZAR	12,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(3,521)	21,925	25,446
ZAR	4,300	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	(15)	9,743	9,758
ZAR	6,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(47)	19,181	19,228
ZAR	4,200	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(35)	13,793	13,828
ZAR	10,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	52,664	52,664
ZAR	3,500	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(12)	23,390	23,402
ZAR	8,300	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(141)	79,302	79,443
ZAR	17,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(418)	(512)	(94)
ZAR	5,300	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	860	(1,505)	(2,365)
ZAR	5,200	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(17,587)	(8,898)	8,689
ZAR	14,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	19,256	24,020	4,764
ZAR	3,500	10/28/31	7.780%(Q)	3 Month JIBAR(2)(Q)	(1,466)	7,606	9,072
					$(52,432)	$(2,508,404)	$(2,455,972)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).